UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-09128


                                JUNDT FUNDS, INC.
               (Exact name of registrant as specified in charter)

              301 CARLSON PARKWAY, SUITE 120, MINNETONKA, MN 55305
               (Address of principal executive offices) (Zip code)

                                 JAMES R. JUNDT
              301 CARLSON PARKWAY, SUITE 120, MINNETONKA, MN 55305
                     (Name and address of agent for service)

                                 (800) 541-0677
              (Registrant's telephone number, including area code)

Date of fiscal year end:  12/31/03

Date of reporting period:  06/30/03

ITEM 1.  REPORTS TO STOCKHOLDERS.

                               [LOGO] JUNDT FUNDS
                             GROWTH WITH AN EDGE(SM)


                                     JUNDT
                                  GROWTH FUND

                                     JUNDT
                                 U.S. EMERGING
                                  GROWTH FUND

                                     JUNDT
                                OPPORTUNITY FUND

                                     JUNDT
                               TWENTY-FIVE FUND

                                     JUNDT
                                    MID-CAP
                                  GROWTH FUND

                                     JUNDT
                                   SCIENCE &
                                TECHNOLOGY FUND


                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2003


                 SEARCHING TODAY FOR THE GENIUSES OF TOMORROW(SM)

                 (This page has been left blank intentionally.)

LETTER TO SHAREHOLDERS



DEAR SHAREHOLDER,

We are pleased to present the midyear report for The Jundt Growth Fund, Inc. and Jundt Funds, Inc., which covers the six-month period ended June 30, 2003. The pages that follow contain important information regarding the performance of each Fund, as well as the Funds' schedules of investments and financial statements.

For the six-month, one-year, five-year and ten-year periods ended June 30, 2003 (or over the life of each Fund if shorter), Class A shares of the Jundt Funds (and Class I shares of Jundt Growth Fund) have captured the following average annual total returns. For your convenience we have also included the total return of each Fund's primary benchmark index and the total return of its peer-group composite of mutual funds.


JUNDT GROWTH FUND

The Jundt Growth Fund, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized to larger American growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in securities of companies with annual revenues over $750 million. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes.

AVERAGE ANNUAL TOTAL RETURNS(1)
FOR THE PERIODS ENDED JUNE 30, 2003:
                                                                        SINCE
                                  SIX-                                 INCEPTION
                                 MONTH       1-YEAR        5-YEAR      12/29/95
                                 -----       ------        ------      ---------
JUNDT GROWTH FUND CLASS A(2)     15.80%      18.47%        (4.18%)       3.02%
Russell 1000 Growth Index(3)     13.09%       2.94%        (5.03%)       5.49%
Lipper Large-Cap
 Growth Fund Index(4)            11.76%      (2.07%)       (5.58%)       4.49%

                                  SIX-
                                 MONTH       1-YEAR        5-YEAR      10-YEAR*
                                 -----       ------        ------      --------
JUNDT GROWTH FUND CLASS I(2)     15.88%      18.89%        (3.94%)       4.78%
Russell 1000 Growth Index(3)     13.09%       2.94%        (5.03%)       8.28%
Lipper Large-Cap
 Growth Fund Index(4)            11.76%      (2.07%)       (5.58%)       7.16%

*Total return prior to December 29, 1995 reflects the Fund's performance as a closed-end fund.

JUNDT U.S. EMERGING GROWTH FUND

Jundt U.S. Emerging Growth Fund, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily American emerging growth companies with annual revenues less than $750 million. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes.

AVERAGE ANNUAL TOTAL RETURNS(1)
FOR THE PERIODS ENDED JUNE 30, 2003:
                                                                       SINCE
                                  SIX-                               INCEPTION
                                 MONTH      1-YEAR       5-YEAR       1/2/96
                                 -----      ------       ------      ---------
JUNDT U.S. EMERGING
 GROWTH FUND(2)                  31.45%     15.67%        2.31%      12.22%
Russell 2000 Growth Index(5)     19.33%      0.69%       (4.25%)      0.86%
Lipper Small-Cap
 Growth Fund Index(6)            18.75%      0.80%        0.82%       5.12%

JUNDT OPPORTUNITY FUND

Jundt Opportunity Fund, in normal market conditions, emphasizes a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect against adverse market price changes and in an attempt to generate additional investment returns.

AVERAGE ANNUAL TOTAL RETURNS(1)
FOR THE PERIODS ENDED JUNE 30, 2003:
                                                                      SINCE
                                  SIX-                              INCEPTION
                                 MONTH      1-YEAR       5-YEAR      12/26/96
                                 -----      ------       ------     ---------
JUNDT OPPORTUNITY FUND(2)        33.55%     45.62%        0.39%        8.24%
Russell 3000 Growth Index(7)     13.49%      2.79%       (5.00%)       2.45%
Lipper Multi-Cap
 Growth Fund Index(8)            15.63%      1.60%       (3.53%)       2.73%

JUNDT TWENTY-FIVE FUND

Jundt Twenty-Five Fund, in normal market conditions, maintains a more concentrated portfolio of approximately, but not less than, 25 securities of primarily American growth companies, without regard to their size. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect against adverse market price changes and in an attempt to generate additional investment returns.

AVERAGE ANNUAL TOTAL RETURNS(1)
FOR THE PERIODS ENDED JUNE 30, 2003:
                                                                      SINCE
                                  SIX-                              INCEPTION
                                 MONTH      1-YEAR       5-YEAR      12/31/97
                                 -----      ------       ------     ---------
JUNDT TWENTY-FIVE FUND(2)        20.09%     16.23%       (1.27%)       3.79%
Russell 3000 Growth Index(7)     13.49%      2.79%       (5.00%)      (1.50%)
Lipper Multi-Cap
 Growth Fund Index(8)            15.63%      1.60%       (3.53%)      (0.45%)

JUNDT MID-CAP GROWTH FUND

Jundt Mid-Cap Growth Fund, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized American growth companies. These companies are those with market capitalizations that fall within the same range as the companies in the S&P Mid-Cap 400 Index. However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect against adverse market price changes and in an attempt to generate additional investment returns.

AVERAGE ANNUAL TOTAL RETURNS(1,9)
FOR THE PERIODS ENDED JUNE 30, 2003:
                                                                     SINCE
                                         SIX-                      INCEPTION
                                        MONTH         1-YEAR        6/30/00
                                        -----         ------       ---------
JUNDT MID-CAP GROWTH FUND(2)            25.55%        11.16%        (8.33%)
Russell Midcap Growth Index(10)         15.47%         2.63%        (2.02%)
Lipper Mid-Cap
 Growth Fund Index(11)                  15.78%         0.22%       (19.30%)

JUNDT SCIENCE & TECHNOLOGY FUND

Jundt Science & Technology Fund, in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size, that design, develop, manufacture or sell science or technology-related products or services. Some of the industries in which the Fund may invest include the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect against adverse market price changes and in an attempt to generate additional investment returns.

AVERAGE ANNUAL TOTAL RETURNS(1)
FOR THE PERIODS ENDED JUNE 30, 2003:
                                                                  SINCE
                                      SIX-                      INCEPTION
                                     MONTH         1-YEAR        6/30/00
                                     -----         ------       ---------
JUNDT SCIENCE & TECHNOLOGY
 FUND(2,9)                           19.16%        10.55%        (17.28%)
NASDAQ Composite Index(12)           21.51%        10.91%        (25.76%)
Lipper Science and Technology
 Fund Index(13)                      22.48%         6.63%        (33.06%)

We continue to remain confident in our abilities and proud of our longer-term accomplishments as most of the Jundt Funds continue to perform favorably relative to their benchmarks and peer groups. (14)

Thank you for investing in the Jundt Funds.

Sincerely,

/s/ James R. Jundt

James R. Jundt
Chairman

(1) Quoted returns assume reinvestment of all distributions. Each Fund's past performance is not necessarily an indication of how the Fund will perform in the future. The investment return and principal value of an investment in any Fund's shares will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information does not reflect the deduction of taxes that would be paid on Fund distributions or the redemption of Fund shares. Quoted returns for the six-month period ended June 30, 2003 are not annualized.

(2) Quoted performance is for the Fund's Class A shares and, in the case of Jundt Growth Fund only, Class I shares. Each Fund currently issues four share classes, each subject to different sales charges and Rule 12b-1 fees. Class A shares and Jundt Growth Fund Class I shares are subject to a maximum front-end sales charge of 5.75%. The stated returns do not reflect the deduction of any front-end sales charge. If reflected, the front-end sales charge would reduce the stated returns.

(3) The Russell 1000 Growth Index measures performance of the companies within the Russell 1000 Index (the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is not an actual investment and does not reflect the deduction of sales charges and expenses that mutual fund investors bear.

(4) The Lipper Large Cap Growth Fund Index measures the composite performance of the 30 largest "large cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Large Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes

LETTER TO SHAREHOLDERS (concluded)

     reinvestment of all distributions. However, applicable sales charges are not taken into consideration.

(5) The Russell 2000 Growth Index measures performance of the companies within the Russell 2000 Growth Index (the 2,000 smallest of the 3,000 largest U.S. companies based on total market capitalization) with relatively higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Growth Index is not an actual investment and does not reflect the deduction of sales charges and expenses that mutual fund investors bear.

(6) The Lipper Small-Cap Growth Fund Index measures the composite performance of the 30 largest "small cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Small-Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration. The inception date for the Lipper Small-Cap Growth Fund Index data is December 29, 1995.

(7) The Russell 3000 Growth Index measures performance of the companies within the Russell 3000 Index (the 3,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Growth Index is not an actual investment and does not reflect the deduction of sales charges and expenses that mutual fund investors bear.

(8) The Lipper Multi-Cap Growth Fund Index measures the composite performance of the 30 largest "multi cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Multi-Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.

(9) Investments in initial public offerings (IPOs), during a period favorable for IPO investing, contributed substantially to the quoted performance of the Fund during 2000. Several other factors also contributed to the Fund's higher returns in 2000, including its shorter operating history and smaller asset base. There is no assurance that conditions will exist in the future that will have a similar effect on performance.

(10) The Russell Midcap Growth Index measures performance of the companies within the Russell Midcap Index (the 800 smallest companies in the Russell 1000 Index, which includes the 1,000 largest U.S. companies based on total market capitalization) with relatively higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Growth Index is not an actual investment and does not reflect the deduction of sales charges and expenses that mutual fund investors bear.

(11) The Lipper Mid-Cap Growth Fund Index measures the composite performance of the 30 largest "mid cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Mid-Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.

(12) The NASDAQ Composite Index measures the composite performance of domestic common stocks traded on the regular NASDAQ market, as well as the National Market System traded foreign common stocks and American Depositary Receipts
     (ADRs). The NASDAQ Composite Index is not an actual investment and does not reflect the deduction of sales charges and expenses that mutual fund investors bear.

(13) The Lipper Science and Technology Fund Index measures the composite performance of the 30 largest "science and technology" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Science and Technology Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.

(14) Investing in futures and options contracts, among other strategies employed by the Funds, involve additional risks that are described in the Funds' prospectus.

SCHEDULE OF INVESTMENTS (unaudited)
                                                               Jundt Growth Fund
                                                                   June 30, 2003

COMMON STOCKS

Industry Description and Issue                        Number of Shares       Cost         Market Value (a)
-------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY/DRUGS (21.5%)
-------------------------------------------------------------------------------------------------------------
   Abbott Laboratories (d)                                 27,400         $1,008,142         $1,199,024
   Forest Laboratories, Inc. (b)(e)                        14,500            763,529            793,875
   Johnson & Johnson (d)                                   21,900          1,169,761          1,132,230
   Merck & Co.                                              1,300             68,240             78,715
   Pfizer Inc. (d)                                         43,500          1,337,281          1,485,525
   Schering-Plough Corporation (d)                         24,200            446,649            450,120
   Wyeth (d)                                               21,300            882,747            970,215
                                                                          ----------         ----------
                                                                           5,676,349          6,109,704
                                                                          ----------         ----------
CABLE (14.6%)
-------------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)(d)         586,500          1,662,982          2,187,645
   Comcast Corporation -- Class A (b)(d)                   39,900            949,443          1,156,701
   Cox Communication Inc. -- Class A (b)(d)                25,000            594,221            797,500
                                                                          ----------         ----------
                                                                           3,206,646          4,141,846
                                                                          ----------         ----------
COMPUTER HARDWARE (0.5%)
-------------------------------------------------------------------------------------------------------------
   Intel Corporation (e)                                    6,800            199,297            141,331
                                                                          ----------         ----------
                                                                             199,297            141,331
                                                                          ----------         ----------
COMPUTER SERVICES/SOFTWARE (7.3%)
-------------------------------------------------------------------------------------------------------------
   Intuit Inc. (b)(d)                                       6,700            262,030            298,753
   Microsoft Corporation (d)                               68,800          1,617,346          1,764,032
                                                                          ----------         ----------
                                                                           1,879,376          2,062,785
                                                                          ----------         ----------
INTERNET SERVICES (1.0%)
-------------------------------------------------------------------------------------------------------------
   InterActiveCorp (b)(d)                                   7,600            274,858            298,908
                                                                          ----------         ----------
                                                                             274,858            298,908
                                                                          ----------         ----------
MEDIA (6.9%)
-------------------------------------------------------------------------------------------------------------
   Clear Channel Communications, Inc. (b)(d)               13,800            492,380            584,982
   General Motors Corporation -- Class H (b)(d)            80,800          1,928,648          1,035,048
   The Walt Disney Company (d)                             17,300            321,500            341,675
                                                                          ----------         ----------
                                                                           2,742,528          1,961,705
                                                                          ----------         ----------
MEDICAL DEVICES (4.5%)
-------------------------------------------------------------------------------------------------------------
   Boston Scientific Corporation (b)(d)                     5,700            239,359            348,270
   Medtronic, Inc. (d)                                      1,500             65,625             71,955
   Zimmer Holdings, Inc. (b)(d)                            18,700            810,399            842,435
                                                                          ----------         ----------
                                                                           1,115,383          1,262,660
                                                                          ----------         ----------

See accompanying notes to schedule of investments.                             4

                                                               Jundt Growth Fund
                                                                   June 30, 2003

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                            Number of Shares         Cost      Market Value (a)
---------------------------------------------------------------------------------------------------------------------
RETAIL (11.8%)
---------------------------------------------------------------------------------------------------------------------
   Bed Bath & Beyond Inc. (b)(d)                               23,100           $   201,404    $  896,742
   The Home Depot, Inc. (d)                                     4,900               137,244       162,288
   Kohl's Corporation (b)(d)                                   19,800             1,062,839     1,017,324
   Lowe's Companies, Inc.                                       1,800                66,792        77,310
   Target Corporation (d)                                       9,600               304,594       363,264
   Wal-Mart Stores, Inc. (d)                                   15,300               806,001       821,151
                                                                                -----------    ----------
                                                                                  2,578,874     3,338,079
                                                                                -----------    ----------

TELECOMMUNICATIONS INFRASTRUCTURE (5.6%)
---------------------------------------------------------------------------------------------------------------------
   AT&T Wireless Services Inc. (b)(d)                         162,200             3,340,379     1,331,662
   QUALCOMM Inc. (d)                                            7,400               263,250       265,956
                                                                                -----------    ----------
                                                                                  3,603,629     1,597,618
                                                                                -----------    ----------
TOTAL COMMON STOCKS (73.7%)                                                      21,276,940    20,914,636
                                                                                ===========    ==========

CALL OPTIONS PURCHASED                                       Contracts
                                                            (100 Shares
Industry Description and Issue                              per Contract)            Cost    Market Value (a)
---------------------------------------------------------------------------------------------------------------------
CALL OPTIONS PURCHASED (2.0%)
---------------------------------------------------------------------------------------------------------------------
   XM Satellite Radio Holdings, Inc.
    Expiration January 2004, Exercise Price $10.00             1,084            $   293,072    $  325,200
   XM Satellite Radio Holdings, Inc.
    Expiration January 2004, Exercise Price $12.50             1,300                283,400       253,500
                                                                                -----------    ----------
TOTAL CALL OPTIONS PURCHASED (2.0%)                                                 576,472       578,700
                                                                                ===========    ==========

CONVERTIBLE BONDS
Industry Description and Issue                             Principal Amount            Cost    Market Value (a)
---------------------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (10.3%)
---------------------------------------------------------------------------------------------------------------------
   Charter Communications, 4.750% due 06/01/2006,
     convertible into Charter Communications common
     stock                                                $3,485,000            $ 1,712,545    $2,317,525
   Nextel Communications, Inc., 6.000% due 06/01/2011,
     convertible into Nextel Communications, Inc.
     common stock (g)                                        323,600                294,562       340,185
   XM Satellite Radio Holdings Inc., 7.750% due
     3/1/2006, convertible into XM Satellite Radio
     Holdings, Inc. common stock                             212,000                196,149       261,025
                                                                                -----------    ----------
TOTAL CONVERTIBLE BONDS (10.3%)                                                   2,203,256     2,918,735
                                                                                ===========    ==========

See accompanying notes to schedule of investments.                             5

SCHEDULE OF INVESTMENTS (unaudited) (concluded)
                                                               Jundt Growth Fund
                                                                   June 30, 2003

SHORT-TERM SECURITIES

Industry Description and Issue                         Principal Amount          Cost                Market Value (a)
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (7.9%)
---------------------------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A. 0.900%
     acquired on 6/30/03 and due 7/1/03 with proceeds
     of $2,247,056 collaterallized by $2,307,000 FGLMC,
     5.000%, due 1/1/2033, value including accrued
     interest, $2,291,848.                                 $2,247,000           $ 2,247,000            $ 2,247,000
                                                                                -----------            -----------
TOTAL SHORT-TERM SECURITIES (7.9%)                                                2,247,000              2,247,000
                                                                                ===========            ===========
   Total investments in securities (93.9%)                                      $26,303,668(c)          26,659,071
                                                                                ===========
   Other assets in excess of liabilities (6.1%)                                                          1,729,048
                                                                                                       -----------
NET ASSETS (100.0%)                                                                                    $28,388,119
                                                                                                       ===========

Notes to Schedule of Investments:

     Percentage of investments as shown is the ratio of the total market value to total net assets.

     (a) Securities are valued by procedures described in note 2 to the financial statements.

     (b) Presently non-income producing.

     (c) Cost for federal income tax purposes at June 30, 2003 was $26,303,668. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

         ---------------------------------------------
         Gross unrealized appreciation     $3,554,544
         Gross unrealized depreciation     (3,199,141)
         ---------------------------------------------
         Net unrealized appreciation       $  355,403
         ---------------------------------------------

     (d) Securities pledged, with a market value of $19,823,405, as collateral for the following short futures contracts entered into as of June 30, 2003:

                                                                 UNREALIZED
         CONTRACTS   ISSUE                      MARKET VALUE    APPRECIATION
         -------------------------------------------------------------------
           65        S&P 500 - Sept 2003        $15,816,125       $353,573
           33        Nasdaq 100 - Sept 2003       3,974,850         65,948
         -------------------------------------------------------------------
           98                                   $19,790,975       $419,521
         ===================================================================

     (e) Securities pledged, with a market value of $898,050, as collateral for the following short sales entered into as of June 30, 2003:

               SHARES     ISSUE                   MARKET VALUE
             -------------------------------------------------
               34,500     Microsoft Corporation     $884,580
             -------------------------------------------------
               Total                                $884,580
             =================================================

     (f) Schedule of Options Written:

                   CONTRACTS (100 SHARES PER CONTRACT)               VALUE
         ------------------------------------------------------------------
         CALL OPTIONS
                   Schering-Plough Corporation
           146      Expiration July 2003, Exercise Price $20.00     $2,190
         ------------------------------------------------------------------
           146     Total Call Options Written                        2,190
                    (Premiums received $4,964)
         PUT OPTIONS
                   Microsoft Corporation
            65      Expiration July 2003, Exercise Price $23.75        650
                   Schering-Plough Corporation
           146      Expiration July 2003, Exercise Price $17.50        730
         ------------------------------------------------------------------
                   Total Put Options Written
           211      (Premiums received $14,200)                      1,380
         ------------------------------------------------------------------
           Total Options Written (Premiums received $19,164)        $3,570
         =================================================================

     (g) Restricted security under Rule 144 of the Securities Act of 1933. This security is determined to be liquid by the Investment Adviser.

See accompanying notes to financial statements.                                6

SCHEDULE OF INVESTMENTS (unaudited)
                                                 Jundt U.S. Emerging Growth Fund
                                                                   June 30, 2003

COMMON STOCKS

Industry Description and Issue                            Number of Shares           Cost              Market Value (a)
---------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY/DRUGS (10.1%)
---------------------------------------------------------------------------------------------------------------------------------
       Angiotech Pharmaceuticals, Inc. (b)(e)(f)               13,500             $  324,310              $  549,045
       EntreMed, Inc. (b)(e)                                  287,400                919,649               1,192,710
       Exelixis, Inc. (b)(e)                                  125,000                902,478                 858,750
       The Medicines Company (b)(e)                            49,200                902,040                 956,940
       OxiGENE, Inc. (b)                                       15,500                180,463                 153,295
                                                                                   ---------               ---------
                                                                                   3,228,940               3,710,740
                                                                                   ---------               ---------
CABLE (11.2%)
---------------------------------------------------------------------------------------------------------------------------------
       Cablevision Systems New York Group -- Class A
            (b)(e)                                             25,200                127,610                 523,152
       Charter Communications, Inc. -- Class A (b)(e)         456,700              1,032,366               1,703,491
       Mediacom Communications Corporation (b)(e)             142,800                717,200               1,393,728
       TiVo Inc. (b)(e)                                        41,000                241,026                 495,690
                                                                                   ---------               ---------
                                                                                   2,118,202               4,116,061
                                                                                   ---------               ---------
COMPUTER SERVICES/SOFTWARE (3.8%)
---------------------------------------------------------------------------------------------------------------------------------
       CheckFree Corp. (b)(e)                                  11,800                146,792                 330,400
       Immersion Corporation (b)(d)(e)                        419,600              5,286,212                 797,240
       Plumtree Software, Inc. (b)                             62,200                436,132                 255,020
                                                                                   ---------               ---------
                                                                                   5,869,136               1,382,660
                                                                                   ---------               ---------
ENERGY (3.8%)
---------------------------------------------------------------------------------------------------------------------------------
       Encore Acquisition Company (b)(e)                       52,600                789,526               1,007,290
       Spinnaker Exploration Company (b)(e)                    15,000                321,350                 393,000
                                                                                   ---------               ---------
                                                                                   1,110,876               1,400,290
                                                                                   ---------               ---------
HEALTHCARE SERVICES (5.0%)
---------------------------------------------------------------------------------------------------------------------------------
       Allscripts Healthcare Solutions, Inc. (b)(e)           498,200              2,216,745               1,843,340
                                                                                   ---------               ---------
                                                                                   2,216,745               1,843,340
                                                                                   ---------               ---------
INTERNET TECHNOLOGY (1.6%)
---------------------------------------------------------------------------------------------------------------------------------
       Exult Inc. (b)(e)                                       70,000                545,979                 599,200
                                                                                   ---------               ---------
                                                                                     545,979                 599,200
                                                                                   ---------               ---------
MEDIA (2.8%)
---------------------------------------------------------------------------------------------------------------------------------
       Paxson Communications Corporation (b)(e)               118,700                595,034                 711,013
       Websense, Inc. (b)(e)                                   19,900                511,048                 312,032
                                                                                   ---------               ---------
                                                                                   1,106,082               1,023,045
                                                                                   ---------               ---------

See accompanying notes to schedule of investments.                             7

SCHEDULE OF INVESTMENTS (unaudited)
                                                 Jundt U.S. Emerging Growth Fund
                                                                   June 30, 2003

COMMON STOCKS (CONCLUDED)
Industry Description and Issue                                Number of Shares                    Cost     Market Value (a)
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL DEVICES (16.1%)
---------------------------------------------------------------------------------------------------------------------------------
       Advanced Neuromodulation Systems, Inc. (b)(e)            2,000              $  77,983               $ 103,000
       Align Technology, Inc. (b)(e)                          145,200                477,730               1,822,260
       ATS Medical, Inc. (b)(e)                               121,408              1,476,722                 472,277
       BioSphere Medical Inc. (b)(e)                          140,800              1,354,979                 844,800
       Given Imaging Ltd. (b)(e)(f)                           142,800              1,699,783               1,206,660
       Intuitive Surgical, Inc. (b)(e)                        195,600              1,760,400               1,465,044
                                                                                   ---------               ---------
                                                                                   6,847,597               5,914,041
                                                                                   ---------               ---------
MISCELLANEOUS (5.9%)
---------------------------------------------------------------------------------------------------------------------------------
       Entravision Communications Corporation --
       Class A (b)(e)                                         102,000                624,992               1,157,700
       Harman International Industries, Incorporated (e)        6,000                193,856                 474,840
       Integrated Defense Technologies, Inc. (b)(e)            16,500                276,047                 255,915
       Spanish Broadcasting System, Inc. -- Class A (b)        35,000                241,340                 282,800
                                                                                   ---------               ---------
                                                                                   1,336,235               2,171,255
                                                                                   ---------               ---------
OIL FIELD MACHINERY (0.9%)
---------------------------------------------------------------------------------------------------------------------------------
       Oil States International, Inc. (b)(e)                   26,700                253,716                 323,070
                                                                                   ---------               ---------
                                                                                     253,716                 323,070
                                                                                   ---------               ---------
RESTAURANTS (9.5%)
---------------------------------------------------------------------------------------------------------------------------------
       The Cheesecake Factory Incorporated (b)(e)              11,000                331,550                 394,790
       Famous Dave's of America, Inc. (b)(d)(e)               386,600                845,766               1,596,658
       Krispy Kreme Doughnuts, Inc. (b)(e)                     19,100                656,884                 786,538
       Panera Bread Company -- Class A (b)(e)                  18,200                493,604                 728,000
                                                                                   ---------               ---------
                                                                                   2,327,804               3,505,986
                                                                                   ---------               ---------
RETAIL (5.2%)
---------------------------------------------------------------------------------------------------------------------------------
       Dick's Sporting Goods Inc. (b)(e)                       12,700                255,911                 465,836
       GameStop Corporation (b)(e)                             47,700                882,642                 616,284
       Linens 'n Things, Inc. (b)(e)                           35,000                722,093                 826,350
                                                                                   ---------               ---------
                                                                                   1,860,646               1,908,470
                                                                                   ---------               ---------
WIRELESS/TELECOMMUNICATION
SERVICES (12.4%)
---------------------------------------------------------------------------------------------------------------------------------
       Nextel Partners, Inc. -- Class A (b)(e)                138,500              1,235,288               1,016,590
       XM Satellite Radio Holdings Inc. -- Class A (b)(e)     323,400              3,732,375               3,554,166
                                                                                   ---------               ---------
                                                                                   4,967,663               4,570,756
                                                                                   ---------               ---------
TOTAL COMMON STOCKS (88.3%)                                                       33,789,621              32,468,914
                                                                                  ==========              ==========

See accompanying notes to schedule of investments.                             8

SCHEDULE OF INVESTMENTS (unaudited) (concluded)
                                                 Jundt U.S. Emerging Growth Fund
                                                                   June 30, 2003

SHORT-TERM SECURITIES

Industry Description and Issue                            Principal Amount              Cost            Market Value (a)
-----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (6.7%)
-----------------------------------------------------------------------------------------------------------------------------
       Repurchase agreement with U.S. Bank, N.A.
          0.900% acquired on 6/30/03 and due 7/1/03
          with proceeds of $2,464,062 collateralized by
          $2,530,000 FGLMC, 5.000%, due 1/1/2033,
          value including accrued interest, $2,513,383.      $2,464,000              $   2,464,000          $ 2,464,000
                                                                                     -------------          -----------
TOTAL SHORT-TERM SECURITIES (6.7%)                                                       2,464,000            2,464,000
                                                                                     =============          ===========
       Total investments in securities (95.0%)                                       $  36,253,621(c)        34,932,914
                                                                                     =============
       Other assets in excess of liabilities (5.0%)                                                           1,852,655
                                                                                                            -----------
NET ASSETS (100.0%)                                                                                         $36,785,569
                                                                                                            ===========

Notes to Schedule of Investments:

     Percentage of investments as shown is the ratio of the total market value to total net assets.

     (a) Securities are valued by procedures described in note 2 to the financial statements.

     (b) Presently non-income producing.

     (c) Cost for federal income tax purposes at June 30, 2003 was $36,253,621. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

         -----------------------------------------------
         Gross unrealized appreciation      $  8,429,748
         Gross unrealized depreciation        (9,750,455)
         -----------------------------------------------
         Net unrealized depreciation        $ (1,320,707)
         -----------------------------------------------

     (d) Investment represents five percent or more of the outstanding voting securities of the issuer, which is or was an affiliate of Jundt U.S. Emerging Growth Fund, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2003.

         The activity for investments in Common Stocks of Affiliates is as follows:

                                         BEGINNING    PURCHASE     SALES        ENDING     DIVIDEND   NET REALIZED
          DESCRIPTION                       COST        COST        COST         COST       INCOME    GAINS/LOSSES
          --------------------------------------------------------------------------------------------------------
              Famous Dave's of America  $1,120,429      $ --     $274,663    $  845,766      $ --       $262,364
              Immersion Corporation     $5,286,212      $ --     $     --    $5,286,212      $ --       $     --
          --------------------------------------------------------------------------------------------------------
              Total                     $6,406,641      $ --     $274,663    $6,131,978      $ --       $262,364
          ========================================================================================================

     (e) Securities pledged, with a market value of $31,777,799, as collateral for the following short futures contracts entered into as of June 30, 2003:

                                                               UNREALIZED
         CONTRACTS   ISSUE                     MARKET VALUE   APPRECIATION
         -----------------------------------------------------------------
            85       S&P 500 - Sept 2003       $20,682,625      $461,335
            92       Nasdaq 100 - Sept 2003     11,081,400       183,223
         -----------------------------------------------------------------
           177                                 $31,764,025      $644,558
         =================================================================

     (f) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.

See accompanying notes to financial statements.                                9

                                                          Jundt Opportunity Fund
                                                                   June 30, 2003

COMMON STOCKS

Industry Description and Issue                              Number of Shares      Cost         Market Value (a)
-------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY/DRUGS (19.6%)
-------------------------------------------------------------------------------------------------------------------
   Abbott Laboratories (e)                                       39,500         $1,454,450         $1,728,520
   Cephalon, Inc. (b)                                             1,200             46,432             49,260
   Forest Laboratories, Inc. (b)(e)                              23,400          1,195,703          1,281,150
   Johnson & Johnson (e)                                         33,900          1,806,235          1,752,630
   Pfizer Inc. (f)                                               60,200          1,853,321          2,055,830
   Schering-Plough Corporation (e)                               38,000            711,276            706,800
   Wyeth (e)                                                     33,600          1,392,962          1,530,480
                                                                                ----------         ----------
                                                                                 8,460,379          9,104,670
                                                                                ----------         ----------
CABLE (17.5%)
-------------------------------------------------------------------------------------------------------------------
   Cablevision Systems New York Group -- Class A (b)(e)          33,800            172,396            701,688
   Charter Communications, Inc. -- Class A (b)(e)               839,700          2,325,150          3,132,081
   Comcast Corporation -- Class A (b)(e)                         70,500          1,737,884          2,043,795
   Cox Communication Inc. -- Class A (b)(e)                      38,000            928,166          1,212,200
   Mediacom Communications Corporation (b)(e)                   103,900            554,120          1,014,064
                                                                                ----------         ----------
                                                                                 5,717,716          8,103,828
                                                                                ----------         ----------
COMPUTER HARDWARE (0.5%)
-------------------------------------------------------------------------------------------------------------------
   Intel Corporation                                             11,000            322,431            228,624
                                                                                ----------         ----------
                                                                                   322,431            228,624
                                                                                ----------         ----------
COMPUTER SERVICES/SOFTWARE (8.1%)
-------------------------------------------------------------------------------------------------------------------
   Immersion Corporation (b)(e)(d)                              486,000          5,864,294            923,400
   i2 Technologies, Inc. (b)                                    340,000            467,576            343,400
   Microsoft Corporation (e)                                     96,400          2,253,734          2,471,696
                                                                                ----------         ----------
                                                                                 8,585,604          3,738,496
                                                                                ----------         ----------
HEALTHCARE SERVICES (1.9%)
-------------------------------------------------------------------------------------------------------------------
   Allscripts Healthcare Solutions, Inc. (b)(e)                 240,200            757,283            888,740
                                                                                ----------         ----------
                                                                                   757,283            888,740
                                                                                ----------         ----------
INTERNET SERVICES (1.0%)
-------------------------------------------------------------------------------------------------------------------
   InterActiveCorp (b)(e)                                        12,300            444,836            483,759
                                                                                ----------         ----------
                                                                                   444,836            483,759
                                                                                ----------         ----------
MEDIA (7.4%)
-------------------------------------------------------------------------------------------------------------------
   Clear Channel Communications, Inc. (b)(e)                     20,300            698,279            860,517
   EchoStar Communications Corporation -- Class A (b)             6,600            166,650            228,492

See accompanying notes to schedule of investments.                            10

                                                          Jundt Opportunity Fund
                                                                   June 30, 2003

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                            Number of Shares          Cost             Market Value (a)
-------------------------------------------------------------------------------------------------------------------------
   General Motors Corporation -- Class H (b)(e)                 143,100          $   3,879,097          $ 1,833,111
   The Walt Disney Company (e)                                   26,600                494,329              525,350
                                                                                 -------------          -----------
                                                                                     5,238,355            3,447,470
                                                                                 -------------          -----------
MEDICAL DEVICES (4.1%)
-------------------------------------------------------------------------------------------------------------------------
   Boston Scientific Corporation (b)                              9,000                378,390              549,900
   Zimmer Holdings, Inc. (b)(e)                                  30,100              1,304,568            1,356,005
                                                                                 -------------          -----------
                                                                                     1,682,958            1,905,905
                                                                                 -------------          -----------
MISCELLANEOUS (1.2%)
-------------------------------------------------------------------------------------------------------------------------
   Integrated Defense Technologies, Inc. (b)(e)                  34,500                713,909              535,095
                                                                                 -------------          -----------
                                                                                       713,909              535,095
                                                                                 -------------          -----------
RETAIL (7.2%)
-------------------------------------------------------------------------------------------------------------------------
   Costco Wholesale Corporation (b)(e)                            5,200                155,544              190,320
   The Home Depot, Inc.                                           7,500                210,791              248,400
   Kohl's Corporation (b)(e)                                     31,600              1,697,771            1,623,608
   Wal-Mart Stores, Inc. (e)                                     24,100              1,270,312            1,293,447
                                                                                 -------------          -----------
                                                                                     3,334,418            3,355,775
                                                                                 -------------          -----------
TELECOMMUNICATIONS INFRASTRUCTURE (5.1%)
-------------------------------------------------------------------------------------------------------------------------
   AT&T Wireless Services Inc. (b)(f)                           290,100              5,748,012            2,381,721
                                                                                 -------------          -----------
                                                                                     5,748,012            2,381,721
                                                                                 -------------          -----------
WIRELESS/TELECOMMUNICATION SERVICES (16.4%)
-------------------------------------------------------------------------------------------------------------------------
   Openwave Systems Inc. (b)(e)                                 226,700                783,931              453,400
   Sprint Corp PCS Group (b)(e)                                 383,800              1,481,871            2,206,850
   XM Satellite Radio Holdings Inc. -- Class A (b)(e)           450,200              3,729,109            4,947,698
                                                                                 -------------          -----------
                                                                                     5,994,911            7,607,948
                                                                                 -------------          -----------
TOTAL COMMON STOCKS (90.0%)                                                         47,000,812(c)        41,782,031
                                                                                 =============          ===========

See accompanying notes to schedule of investments.                            11

SCHEDULE OF INVESTMENTS (unaudited) (concluded)
                                                          Jundt Opportunity Fund
                                                                   June 30, 2003

CONVERTIBLE BONDS

Industry Description and Issue                    Principal Amount                Cost            Market Value (a)
-----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (9.3%)
-----------------------------------------------------------------------------------------------------------------------
   Charter Communications, 4.750% due 06/01/2006,
     convertible into Charter Communications common
     stock (e)                                         $6,482,000              $   2,535,408          $ 4,310,530
                                                                               -------------          -----------
TOTAL CONVERTIBLE BONDS (9.3%)                                                     2,535,408            4,310,530
                                                                               =============          ===========
   Total investments in securities (99.3%)                                     $  49,536,220(c)        46,092,561
                                                                               =============
   Other assets in excess of liabilities (0.7%)                                                           304,040
                                                                                                      -----------
NET ASSETS (100.0%)                                                                                   $46,396,601
                                                                                                      ===========

Notes to Schedule of Investments:

     Percentage of investments as shown is the ratio of the total market value to total net assets.


     (a) Securities are valued by procedures described in note 2 to the financial statements.

     (b) Presently non-income producing.

     (c) Cost for federal income tax purposes at June 30, 2003 was $49,536,220. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

         ----------------------------------------------
         Gross unrealized appreciation     $  8,654,950
         Gross unrealized depreciation      (12,098,609)
         ----------------------------------------------
         Net unrealized depreciation       $ (3,443,659)
         ----------------------------------------------

     (d) Investment represents five percent or more of the outstanding voting securities of the issuer, which is or was an affiliate of Jundt Opportunity Fund, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2003.

         The activity for investments in Common Stocks of Affiliates is as follows:

                                          BEGINNING      PURCHASE     SALES        ENDING       DIVIDEND     NET REALIZED
          DESCRIPTION                        COST          COST        COST         COST         INCOME      GAINS/LOSSES
          ---------------------------------------------------------------------------------------------------------------
              Immersion Corporation     $5,761,160       $103,134     $ --      $5,864,294        $ --           $ --
          -----------------------------------------------------------------------------------------------------------
              Total                     $5,761,160       $103,134     $ --      $5,864,294        $ --           $ --
          ===========================================================================================================

     (e) Securities pledged, with a market value of $40,006,934, as collateral for the following short futures contracts entered into as of June 30, 2003:

                                                               UNREALIZED
         CONTRACTS   ISSUE                     MARKET VALUE   APPRECIATION
         -----------------------------------------------------------------
           100       S&P 500 - Sept 2003        $24,332,500     $543,272
           130       Nasdaq 100 - Sept 2003      15,658,500      100,996
         -----------------------------------------------------------------
           230                                  $39,991,000     $644,268
         =================================================================

     (f) Securities pledged, with a market value of $4,413,290, as collateral for the following short sale entered into as of June 30, 2003:

         SHARES     ISSUE                     MARKET VALUE
         -------------------------------------------------
           93,900   Microsoft Corporation     $2,407,596
         -------------------------------------------------
           Total                              $2,407,596
         =================================================

     (g) Schedule of Options Written:

                   CONTRACTS (100 SHARES PER CONTRACT)               VALUE
         ------------------------------------------------------------------
           CALL OPTIONS
                   Schering-Plough Corporation
           229      Expiration July 2003, Exercise Price $20.00      $3,435
         ------------------------------------------------------------------
           229     Total Call Options Written                         3,435
                    (Premiums received $7,786)
           PUT OPTIONS
                   Microsoft Corporation
            99      Expiration July 2003, Exercise Price $23.75         990
                   Schering-Plough Corporation
           229     Expiration July 2003, Exercise Price $17.50        1,145
         ------------------------------------------------------------------
           328     Total Put Options Written                          2,135
         ------------------------------------------------------------------
                    (Premiums received $21,957)
         ------------------------------------------------------------------
           Total Options Written (Premiums received $29,743)         $5,570
         ==================================================================


See accompanying notes to financial statements.                               12

                                                          Jundt Twenty-Five Fund
                                                                   June 30, 2003

COMMON STOCKS

Industry Description and Issue                                 Number of Shares       Cost           Market Value (a)
-----------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY/DRUGS (19.0%)
-----------------------------------------------------------------------------------------------------------------------
   Abbott Laboratories (e)                                          13,200         $   485,500        $   577,632
   Johnson & Johnson (e)                                            10,600             565,630            548,020
   Pfizer Inc. (e)                                                  21,300             656,062            727,395
   Schering-Plough Corporation (e)                                  11,400             213,491            212,040
   Wyeth (e)                                                        10,000             413,991            455,500
                                                                                   -----------        -----------
                                                                                     2,334,674          2,520,587
                                                                                   -----------        -----------
CABLE (15.6%)
-----------------------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. -- Class A (b)(e)                  307,200             870,861          1,145,856
   Comcast Corporation -- Class A (b)(f)                            18,500             434,309            536,315
   Cox Communication Inc. -- Class A (b)(e)                         12,000             280,510            382,800
                                                                                   -----------        -----------
                                                                                     1,585,680          2,064,971
                                                                                   -----------        -----------
COMPUTER HARDWARE (1.1%)
-----------------------------------------------------------------------------------------------------------------------
   Intel Corporation                                                 3,200              93,764             66,509
   PMC -- Sierra Inc. (b)(e)                                         6,700             101,178             78,792
                                                                                   -----------        -----------
                                                                                       194,942            145,301
                                                                                   -----------        -----------
COMPUTER SERVICES/SOFTWARE (10.4%)
-----------------------------------------------------------------------------------------------------------------------
   Affiliated Computer Services, Inc. -- Class A (b)                 2,600             123,370            118,898
   Immersion Corporation (b)(d)(e)                                 126,800           2,758,642            240,920
   Intuit Inc. (b)(e)                                                3,100             119,348            138,229
   Microsoft Corporation (e)                                        34,400             806,628            882,016
                                                                                   -----------        -----------
                                                                                     3,807,988          1,380,063
                                                                                   -----------        -----------
INTERNET SERVICES (1.0%)
-----------------------------------------------------------------------------------------------------------------------
   InterActiveCorp (b)(e)                                            3,500             126,580            137,655
                                                                                   -----------        -----------
                                                                                       126,580            137,655
                                                                                   -----------        -----------
MEDIA (5.2%)
-----------------------------------------------------------------------------------------------------------------------
   Clear Channel Communications, Inc. (b)(e)                         6,700             239,376            284,013
   EchoStar Communications Corporation -- Class A (b)(e)             2,200              93,410             76,164
   General Motors Corporation -- Class H (b)(e)                     13,100             132,694            167,811
   The Walt Disney Company (e)                                       8,200             152,387            161,950
                                                                                   -----------        -----------
                                                                                       617,867            689,938
                                                                                   -----------        -----------
MEDICAL DEVICES (4.3%)
-----------------------------------------------------------------------------------------------------------------------
   Boston Scientific Corporation (b)(e)                              2,700             113,425            164,970
   Zimmer Holdings, Inc. (b)(e)                                      8,900             385,514            400,945
                                                                                   -----------        -----------
                                                                                       498,939            565,915
                                                                                   -----------        -----------

See accompanying notes to schedule of investments.                            13

                                                          Jundt Twenty-Five Fund
                                                                   June 30, 2003

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                              Number of Shares        Cost        Market Value (a)
-------------------------------------------------------------------------------------------------------------------
RETAIL (9.6%)
-------------------------------------------------------------------------------------------------------------------
   Costco Wholesale Corporation (b)(e)                           4,500          $   125,394       $   164,700
   The Home Depot, Inc. (e)                                      2,200               61,727            72,864
   Kohl's Corporation (b)(e)                                     9,300              500,034           477,834
   Target Corporation (e)                                        4,500              142,834           170,280
   Wal-Mart Stores, Inc. (e)                                     7,200              379,082           386,424
                                                                                -----------       -----------
                                                                                  1,209,071         1,272,102
                                                                                -----------       -----------
TELECOMMUNICATIONS INFRASTRUCTURE (5.8%)
-------------------------------------------------------------------------------------------------------------------
   AT&T Wireless Services Inc. (b)(e)                           94,500            1,909,316           775,845
                                                                                -----------       -----------
                                                                                  1,909,316           775,845
                                                                                -----------       -----------
WIRELESS/TELECOMMUNICATIONS SERVICES (5.7%)
-------------------------------------------------------------------------------------------------------------------
   Sprint Corp PCS Group (b)(e)                                 92,200              364,545           530,150
   XM Satellite Radio Holdings Inc. -- Class A (b)(e)           20,500              126,098           225,295
                                                                                -----------       -----------
                                                                                    490,643           755,445
                                                                                -----------       -----------
TOTAL COMMON STOCKS (77.7%)                                                      12,775,700        10,307,822
                                                                                ===========       ===========


See accompanying notes to schedule of investments.                            14

                                                          Jundt Twenty-Five Fund
                                                                   June 30, 2003

CONVERTIBLE BONDS

Industry Description and Issue                                Principal Amount     Cost          Market Value (a)
----------------------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (9.1%)
----------------------------------------------------------------------------------------------------------------------
   Nextel Communications, Inc., 6.000% due 06/01/2011,
     convertible into Nextel Communications, Inc. common
     stock (h)                                                  $  135,200      $   119,842        $  142,129
   XM Satellite Radio Holdings, 7.750% due 03/01/2006,
     convertible into XM Satellite Radio Holdings common
     stock.                                                        871,000          871,000         1,072,419
                                                                                -----------        ----------
                                                                                    990,842         1,214,548
                                                                                -----------        ----------
TOTAL CONVERTIBLE BONDS (9.1%)                                                      990,842         1,214,548
                                                                                ===========        ==========

SHORT-TERM SECURITIES

Industry Description and Issue                                Principal Amount     Cost          Market Value (a)
---------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (8.4%)
---------------------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A. 0.900%
     acquired on 6/30/03 and due 7/1/03 with proceeds of
     $1,113,028 collaterallized by $1,143,000 FGLMC,
     5.000%, due 1/1/2033, value including accrued interest,
     $1,135,493.                                                $1,113,000    $   1,113,000       $ 1,113,000
                                                                              -------------       -----------
TOTAL SHORT-TERM SECURITIES (8.4%)                                                1,113,000         1,113,000
                                                                              =============       ===========
   Total investments in securities (95.2%)                                    $  14,879,542(c)     12,635,370
                                                                              =============
   Other assets in excess of liabilities (4.8%)                                                       639,163
                                                                                                  -----------
NET ASSETS (100.0%)                                                                               $13,274,533
                                                                                                  ===========

Notes to Schedule of Investments:

     Percentage of investments as shown is the ratio of the total market value to total net assets.

     (a) Securities are valued by procedures described in note 2 to the financial statements.

     (b) Presently non-income producing.

     (c) Cost for federal income tax purposes at June 30, 2003 was $14,879,542. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

         ---------------------------------------------
         Gross unrealized appreciation     $ 1,583,108
         Gross unrealized depreciation      (3,827,280)
         ---------------------------------------------
         Net unrealized depreciation       $(2,244,172)
         ---------------------------------------------

     (d) Investment represents five percent or more of the outstanding voting securities of the issuer, which is or was an affiliate of Jundt Twenty-Five Fund, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2003. The activity for investments in Common Stocks of Affiliates is as follows:

                                      BEGINNING    PURCHASE   SALES      ENDING     DIVIDEND   NET REALIZED
          DESCRIPTION                    COST        COST      COST       COST       INCOME    GAINS/LOSSES
          -------------------------------------------------------------------------------------------------
              Immersion Corporation $2,758,642       $ --     $ --    $2,758,642      $ --         $ --
          -------------------------------------------------------------------------------------------------
              Total                 $2,758,642       $ --     $ --    $2,758,642      $ --         $ --
          =================================================================================================

See accompanying notes to financial statements.                               15

SCHEDULE OF INVESTMENTS (unaudited) (concluded)
                                                          Jundt Twenty-Five Fund
                                                                   June 30, 2003

    (e) Securities pledged, with a market value of $9,586,100, as collateral for the following short futures contracts entered into as of June 30, 2003:

                                                               UNREALIZED
         CONTRACTS   ISSUE                     MARKET VALUE   APPRECIATION
         -----------------------------------------------------------------
           27        S&P 500 - Sept 2003        $6,569,775      $146,297

           25        Nasdaq 100 - Sept 2003      3,011,250        49,986
         -----------------------------------------------------------------
           52                                   $9,581,025      $196,283
         =================================================================

     (f) Securities pledged, with a market value of $536,315, as collateral for the following short sale entered into as of June 20, 2003:

         SHARES       ISSUE                      MARKET VALUE
         ----------------------------------------------------
           16,400     Microsoft Corporation        $420,496
         ----------------------------------------------------
           Total                                   $420,496
         ====================================================

     (g) Schedule of Options Written:

                   CONTRACTS (100 SHARES PER CONTRACT)               VALUE
         -------------------------------------------------------------------
           CALL OPTIONS
                  Schering-Plough Corporation
           68      Expiration July 2003, Exercise Price $20.00      $1,020
         -------------------------------------------------------------------
                  Total Call Options Written
           68      (Premiums received $2,312)                        1,020
           PUT OPTIONS
                  Microsoft Corporation
           31      Expiration July 2003, Exercise Price $23.75         310
                  Schering-Plough Corporation
           68      Expiration July 2003, Exercise Price $17.50         340
         -------------------------------------------------------------------
                  Total Put Options Written
           99      (Premiums received $6,691)                          650
         -------------------------------------------------------------------
           Total Options Written (Premiums received $9,003)         $1,670
         ===================================================================

     (h) Restricted security under Rule 144 of the Securities Act of 1933. This security is determined to be liquid by the Investment Adviser.

See accompanying notes to financial statements.                               16

     SCHEDULE OF INVESTMENTS (unaudited)
                                                       Jundt Mid-Cap Growth Fund
                                                                   June 30, 2003

COMMON STOCKS

Industry Description and Issue                          Number of Shares      Cost        Market Value (a)
----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY/DRUGS (5.7%)
----------------------------------------------------------------------------------------------------------
   Angiotech Pharmaceuticals, Inc. (b)(d)(e)                  5,000         $157,146          $203,350
   Cephalon, Inc. (b)                                           200            7,739             8,210
   IDEC Pharmaceuticals Corporation (b)                         100            3,310             3,396
   The Medicines Company (b)(d)                              10,500          190,432           204,225
                                                                            --------          --------
                                                                             358,627           419,181
                                                                            --------          --------
CABLE (13.2%)
-------------------------------------------------------------------------------------------------------------
   Cablevision Systems New York Group -- Class A (b)(d)       7,600           78,546           157,776
   Charter Communications, Inc. -- Class A (b)(d)           166,800          530,891           622,164
   Insight Communications Company, Inc. (b)(d)               15,000          206,378           200,100
                                                                            --------          --------
                                                                             815,815           980,040
                                                                            --------          --------
COMPUTER HARDWARE (1.2%)
-------------------------------------------------------------------------------------------------------------
   Lexmark International, Inc. (b)(d)                           600           36,144            42,462
   PMC -- Sierra Inc. (b)(d)                                  3,800           57,385            44,688
                                                                            --------          --------
                                                                              93,529            87,150
                                                                            --------          --------
COMPUTER SERVICES/SOFTWARE (2.9%)
-------------------------------------------------------------------------------------------------------------
   CheckFree Corp. (b)(d)                                     2,500           30,968            70,000
   Intuit Inc. (b)(d)                                         1,600           67,872            71,344
   Mercury Interactive Corporation (b)(d)                     1,200           39,775            46,512
   Network Appliance, Inc. (b)(d)                             1,600           16,576            25,728
                                                                            --------          --------
                                                                             155,191           213,584
                                                                            --------          --------
HEALTHCARE SERVICES (8.0%)
-------------------------------------------------------------------------------------------------------------
   Allscripts Healthcare Solutions, Inc. (b)(d)              32,800          216,480           121,360
   Express Scripts, Inc. -- Class A (b)(d)                    3,000          168,677           204,570
   Humana Inc. (b)(d)                                        12,800          168,605           193,280
   Quest Diagnostics Incorporated (b)(d)                      1,200           68,232            76,560
                                                                            --------          --------
                                                                             621,994           595,770
                                                                            --------          --------
INTERNET TECHNOLOGY (0.5%)
-------------------------------------------------------------------------------------------------------------
   Siebel Systems, Inc. (b)(d)                                4,100           32,117            38,880
                                                                            --------          --------
                                                                              32,117            38,880
                                                                            --------          --------

See accompanying notes to schedule of investments.                            17

                                                       Jundt Mid-Cap Growth Fund
                                                                   June 30, 2003

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                              Number of Shares       Cost        Market Value (a)
------------------------------------------------------------------------------------------------------------------
MEDIA (3.5%)
------------------------------------------------------------------------------------------------------------------
   EchoStar Communications Corporation --
    Class A (b)(d)                                               1,100          $   35,025        $   38,082
   General Motors Corporation -- Class H (b)(d)                 17,100             175,460           219,051
                                                                                ----------        ----------
                                                                                   210,485           257,133
                                                                                ----------        ----------
MEDICAL DEVICES (4.0%)
------------------------------------------------------------------------------------------------------------------
   ICOS Corporation (b)(d)                                       2,100              41,182            77,427
   Zimmer Holdings, Inc. (b)(d)                                  4,900             209,980           220,745
                                                                                ----------        ----------
                                                                                   251,162           298,172
                                                                                ----------        ----------
MISCELLANEOUS (3.0%)
------------------------------------------------------------------------------------------------------------------
   Entravision Communications Corporation --
    Class A (b)                                                  1,200              10,542            13,620
   Harman International Industries, Incorporated (d)             1,300              42,002           102,882
   Integrated Defense Technologies, Inc. (b)(d)                  6,600             140,857           102,366
                                                                                ----------        ----------
                                                                                   193,401           218,868
                                                                                ----------        ----------
RETAIL (6.4%)
------------------------------------------------------------------------------------------------------------------
   The Cheesecake Factory Incorporated (b)(d)                    1,800              55,584            64,602
   Costco Wholesale Corporation (b)(d)                           1,700              57,427            62,220
   The Finish Line, Inc. -- Class A (b)(d)                       3,700              74,015            82,954
   Panera Bread Company -- Class A (b)(d)                        3,700             104,050           148,000
   Polo Ralph Lauren Corporation (d)                             4,500             110,635           116,055
                                                                                ----------        ----------
                                                                                   401,711           473,831
                                                                                ----------        ----------
WIRELESS/TELECOMMUNICATION SERVICES (17.7%)
------------------------------------------------------------------------------------------------------------------
   Nextel Partners, Inc. -- Class A (b)(d)                      37,000             235,329           271,580
   Openwave Systems Inc. (b)                                     7,500              85,291            15,000
   Sprint Corp PCS Group (b)(d)                                 47,000             187,339           270,250
   XM Satellite Radio Holdings Inc. -- Class A (b)(d)           68,700             643,803           755,013
                                                                                ----------        ----------
                                                                                 1,151,762         1,311,843
                                                                                ----------        ----------
TOTAL COMMON STOCKS (66.1%)                                                      4,285,794         4,894,452
                                                                                ==========        ==========

See accompanying notes to schedule of investments.                            18

     SCHEDULE OF INVESTMENTS (unaudited) (concluded)
                                                       Jundt Mid-Cap Growth Fund
                                                                   June 30, 2003

SHORT-TERM SECURITIES

Industry Description and Issue                               Principal Amount         Cost             Market Value (a)
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (20.3%)
--------------------------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A. 0.900%
     acquired on 6/30/03 and due 7/1/03 with proceeds
     of $1,500,038 collaterallized by $1,540,000 FGLMC,
     5.000%, due 1/1/2033, value including accrued
     interest, $1,529,885.                                 $1,500,000              $  1,500,000           $1,500,000
                                                                                   ------------           ----------
                                                                                      1,500,000            1,500,000
                                                                                   ------------           ----------
TOTAL SHORT-TERM SECURITIES (20.3%)                                                   1,500,000            1,500,000
                                                                                   ============           ==========
   Total investments in securities (86.4%)                                         $  5,785,794(c)         6,394,452
                                                                                   ============
   Other assets in excess of liabilities (13.6%)                                                           1,007,873
                                                                                                          ----------
NET ASSETS (100.0%)                                                                                       $7,402,325
                                                                                                          ==========

Notes to Schedule of Investments:

     Percentage of investments as shown is the ratio of the total market value to total net assets.

     (a) Securities are valued by procedures described in note 2 to the financial statements.

     (b) Presently non-income producing.

     (c) Cost for federal income tax purposes at June 30, 2003 was $5,785,794. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

         ---------------------------------------------
         Gross unrealized appreciation      $1,009,627
         Gross unrealized depreciation        (400,969)
         ---------------------------------------------
         Net unrealized appreciation        $  608,658
         ---------------------------------------------

     (d) Securities pledged, with a market value of $4,854,226, as collateral for the following short futures contracts entered into as of June 30, 2003:

                                                                   UNREALIZED
         CONTRACTS     ISSUE                      MARKET VALUE    APPRECIATION
         ---------------------------------------------------------------------
           14          S&P 500 - Sept 2003          $3,406,550      $75,582
           12          Nasdaq 100 - Sept 2003        1,445,400       23,323
         ---------------------------------------------------------------------
           26                                       $4,851,950      $98,905
         =====================================================================

     (e) Represents foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System.


See accompanying notes to financial statements.                             19

     SCHEDULE OF INVESTMENTS (unaudited)
                                                 Jundt Science & Technology Fund
                                                                   June 30, 2003

COMMON STOCKS

Industry Description and Issue                      Number of Shares      Cost       Market Value (a)
--------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY/DRUGS (26.9%)
--------------------------------------------------------------------------------------------------------
   Abbott Laboratories (e)                               2,000          $ 74,037         $ 87,520
   EntreMed, Inc. (b)(e)                                22,800            69,747           94,620
   Forest Laboratories, Inc. (b)(e)                      1,200            61,346           65,700
   Johnson & Johnson (e)                                 1,800            98,033           93,060
   The Medicines Company (b)(e)                          4,600            84,031           89,470
   OxiGENE, Inc. (b)(e)                                 10,000           121,506           98,900
   Wyeth (e)                                             2,000            82,373           91,100
                                                                        --------         --------
                                                                         591,073          620,370
                                                                        --------         --------
CABLE (8.2%)
--------------------------------------------------------------------------------------------------------
   Comcast Corporation -- Class A (b)(e)                 4,400           122,144          127,556
   Mediacom Communications Corporation (b)(e)            6,400            39,357           62,464
                                                                        --------         --------
                                                                         161,501          190,020
                                                                        --------         --------
COMPUTER SERVICES/SOFTWARE (15.3%)
--------------------------------------------------------------------------------------------------------
   Affiliated Computer Services, Inc. -- Class A (b)(e)    600            28,470           27,438
   Immersion Corporation (b)(d)(e)                      22,400           272,616           42,560
   IMPAC Medical Systems, Inc. (b)(e)                    1,300            26,603           27,144
   Intuit Inc. (b)(e)                                      600            23,215           26,754
   i2 Technologies, Inc. (b)(e)                         15,000            44,388           15,150
   Mercury Interactive Corporation (e)                     500            16,573           19,380
   Microsoft Corporation (e)                             7,600           179,637          194,864
                                                                        --------         --------
                                                                         591,502          353,290
                                                                        --------         --------
INTERNET TECHNOLOGY (0.7%)
--------------------------------------------------------------------------------------------------------
   Siebel Systems, Inc. (b)(e)                           1,800            14,100           17,069
                                                                        --------         --------
                                                                          14,100           17,069
                                                                        --------         --------
MEDIA (0.8%)
--------------------------------------------------------------------------------------------------------
   EchoStar Communications Corporation -- Class A (b)(e)   500            13,071           17,310
                                                                        --------         --------
                                                                          13,071           17,310
                                                                        --------         --------
MEDICAL DEVICES (19.0%)
--------------------------------------------------------------------------------------------------------
   Advanced Neuromodulation Systems, Inc. (b)(e)           200             7,798           10,300
   Align Technology, Inc. (b)(e)                         9,400            21,295          117,970
   BioSphere Medical Inc. (b)(e)                        25,000           180,815          150,000
   Boston Scientific Corporation (b)(e)                    500            20,919           30,550
   Intuitive Surgical, Inc. (b)(f)                       7,500            54,800           56,175
   Zimmer Holdings, Inc. (b)(e)                          1,600            69,350           72,080
                                                                        --------         --------
                                                                         354,977          437,075
                                                                        --------         --------
TELECOMMUNICATIONS INFRASTRUCTURE (7.3%)
--------------------------------------------------------------------------------------------------------
   AT&T Wireless Services Inc. (b)(e)                   20,400           361,350          167,484
                                                                        --------         --------
                                                                         361,350          167,484
                                                                        --------         --------

See accompanying notes to schedule of investments.                          20

     SCHEDULE OF INVESTMENTS (unaudited) (concluded)
                                                 Jundt Science & Technology Fund
                                                                   June 30, 2003

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                              Number of Shares          Cost            Market Value (a)
-------------------------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (19.0%)
-------------------------------------------------------------------------------------------------------------------------
   Openwave Systems Inc. (b)(e)                                  3,600            $     41,166           $    7,200
   Sprint Corp PCS Group (b)(e)                                 20,700                 135,850              119,025
   XM Satellite Radio Holdings Inc. -- Class A (b)(e)           28,300                 274,104              311,017
                                                                                  ------------           ----------
                                                                                       451,120              437,242
                                                                                  ------------           ----------
TOTAL COMMON STOCKS (97.2%)                                                          2,538,694            2,239,860
                                                                                  ============           ==========
   Total investments in securities (97.2%)                                        $  2,538,694(c)         2,239,860
                                                                                  ============
   Other assets in excess of liabilities (2.8%)                                                              65,338
                                                                                                         ----------
NET ASSETS (100.0%)                                                                                      $2,305,198
                                                                                                         ==========

Notes to Schedule of Investments:

     Percentage of investments as shown is the ratio of the total market value to total net assets.

     (a) Securities are valued by procedures described in note 2 to the financial statements.

     (b) Presently non-income producing.

     (c) Cost for federal income tax purposes at June 30, 2003 was $2,538,694. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

         ---------------------------------------------
         Gross unrealized appreciation      $  353,720
         Gross unrealized depreciation        (652,554)
         ---------------------------------------------
         Net unrealized depreciation        $ (298,834)
         ---------------------------------------------

     (d) Investment represents five percent or more of the outstanding voting securities of the issuer, which is or was an affiliate of Jundt Science & Technology Fund, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2003.

         The activity for investments in Common Stocks of Affiliates is as follows:

                                        BEGINNING     PURCHASE     SALES       ENDING      DIVIDEND     NET REALIZED
         DESCRIPTION                       COST         COST        COST        COST        INCOME      GAINS/LOSSES
         -----------------------------------------------------------------------------------------------------------
             Immersion Corporation     $272,616         $ --       $ --      $272,616        $ --           $ --
         -----------------------------------------------------------------------------------------------------------
             Total                     $272,616         $ --       $ --      $272,616        $ --           $ --
         -----------------------------------------------------------------------------------------------------------

     (e) Securities pledged, with a market value of $2,183,685, as collateral for the following short futures contracts entered into as of June 30, 2003:

                                                                UNREALIZED
          CONTRACTS   ISSUE                     MARKET VALUE   APPRECIATION
          -----------------------------------------------------------------
             5        S&P 500 - Sept 2003        $1,216,625      $27,313
             8        Nasdaq 100 - Sept 2003        963,600       13,962
          -----------------------------------------------------------------
            13                                   $2,180,225      $41,275
          -----------------------------------------------------------------

     (f) Securities and other assets pledged, with a market value of $71,792, as collateral for the following short sale entered into as of June 30, 2003:

         SHARES    ISSUE                      MARKET VALUE
         -------------------------------------------------
         2,800     Microsoft Corporation        $71,792
         -------------------------------------------------
         Total                                  $71,792
         =================================================

     (g)  Schedule of Options Written:

                   CONTRACTS (100 SHARES PER CONTRACT)              VALUE
          ---------------------------------------------------------------
            PUT OPTIONS
                  Microsoft Corporation
            5      Expiration July 2003, Exercise Price $23.75      $50
          ---------------------------------------------------------------
                  Total Put Options Written
            5      (Premiums received $535)                          50
          ---------------------------------------------------------------
            Total Options Written (Premiums received $535)          $50
          ===============================================================

See accompanying notes to financial statements.                               21

FINANCIAL STATEMENTS (unaudited)
                                                                   June 30, 2003

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                        Jundt
                                                                                       Jundt        U.S. Emerging
                                                                                    Growth Fund      Growth Fund
------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------
   Investment in securities of unaffiliated issuers, at market value (note 2), including repurchase agreements of $2,247,000, $2,464,000, $0,
    $1,113,000, $1,500,000 and $0, respectively (identified cost: $26,303,668,
    $30,121,643, $43,671,926, $12,120,900, $5,785,794 and $2,266,078,
    respectively)                                                                   $26,659,071     $32,539,016
   Investment in securities of affiliated issuers, at market value (note 2)
    (identified cost: $0, $6,131,978, $5,864,294, $2,758,642, $0 and $272,616
    respectively)                                                                            --       2,393,898
   Cash                                                                               1,217,129       2,042,367
   Receivable for securities sold                                                       571,495              --
   Receivable for capital shares sold                                                     7,000           5,870
   Receivable from Adviser                                                                   --              --
   Receivable from brokers for proceeds on securities sold short                        897,756              --
   Dividends and accrued interest receivable                                             22,791              --
   Prepaid expenses and other assets                                                     21,366          31,272
                                                                                    -----------     -----------
   Total assets                                                                      29,396,608      37,012,423
                                                                                    -----------     -----------
LIABILITIES
------------------------------------------------------------------------------------------------------------------
   Common stocks sold short, at market value (proceeds -- $896,169, $0,
    $2,394,798, $426,024, $0, and $72,818, respectively)                                884,580              --
   Options written, at market value (premiums received -- $19,164, $0,
    $29,743, $9,003, $0, and $535 respectively)                                           3,570              --
   Loans payable (note 5)                                                                    --              --
   Payable for securities purchased                                                          --              --
   Payable for capital shares redeemed                                                   11,952          59,823
   Payable for variation margin on futures contracts                                      6,600          18,400
   Accrued investment advisory fee                                                       23,042          29,495
   Accrued administration fee                                                            11,268          11,481
   Accrued distribution fee                                                               1,447          19,941
   Interest payable (note 5)                                                                 --              --
   Other accrued expenses and liabilities                                                66,030          87,714
                                                                                    -----------     -----------
   Total liabilities                                                                  1,008,489         226,854
                                                                                    -----------     -----------
   Net assets applicable to outstanding capital stock                               $28,388,119     $36,785,569
                                                                                    ===========     ===========



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               22

                                                                   June 30, 2003



            Jundt           Jundt           Jundt             Jundt
         Opportunity     Twenty-Five       Mid-Cap          Science &
             Fund            Fund        Growth Fund     Technology Fund
------------------------------------------------------------------------

------------------------------------------------------------------------





         $45,169,161     $12,394,450     $6,394,452        $2,197,300


             923,400         240,920             --            42,560
           2,589,146         605,106      1,050,546           143,427
             804,519         154,532             --            16,962
              75,919             166             --                --
                  --           4,080             --                --
           2,713,727         426,885             --            73,152
              27,827          23,853            263                --
              15,270          25,511         20,377            21,194
         -----------     -----------     ----------        ----------
          52,318,969      13,875,503      7,465,638         2,494,595
         -----------     -----------     ----------        ----------

           2,407,596         420,496             --            71,792

               5,570           1,670             --                50
           3,195,000              --             --            61,000
               8,846              --             --                --
              56,883         108,133          1,077             7,150
              26,000           5,000          2,400             1,600
              48,595              --          7,813             2,472
              12,245          11,282         11,482            11,415
              21,058           6,555          3,507               830
               9,229              --             --               238
             131,346          47,834         37,034            32,850
         -----------     -----------     ----------        ----------
           5,922,368         600,970         63,313           189,397
         -----------     -----------     ----------        ----------
         $46,396,601     $13,274,533     $7,402,325        $2,305,198
         ===========     ===========     ==========        ==========

--------------------------------------------------------------------------------
                                                                              23

                                                                   June 30, 2003

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

                                                                                                      Jundt
                                                                                   Jundt          U.S. Emerging
                                                                                Growth Fund        Growth Fund
------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------
   Capital stock (note 1)                                                      $  48,808,654     $  77,714,524
   Accumulated net investment loss                                                   (34,796)         (791,595)
   Accumulated net realized loss on investments                                  (21,187,846)      (39,461,211)
   Net unrealized appreciation (depreciation) on:
    Investments                                                                      355,403        (1,320,707)
    Short sale positions                                                              11,589                --
    Written options                                                                   15,594                --
    Futures contracts                                                                419,521           644,558
                                                                               -------------     -------------
   Total, representing net assets applicable to outstanding capital stock      $  28,388,119     $  36,785,569
                                                                               =============     =============
   Net assets applicable to outstanding Class A shares                         $     910,113     $  12,160,437
                                                                               =============     =============
   Net assets applicable to outstanding Class B shares                         $   1,239,309     $  14,402,648
                                                                               =============     =============
   Net assets applicable to outstanding Class C shares                         $     333,540     $   7,353,382
                                                                               =============     =============
   Net assets applicable to outstanding Class I shares                         $  25,905,157     $   2,869,102
                                                                               =============     =============
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES OF CAPITAL STOCK OUTSTANDING:
    136,387; 1,069,534; 1,248,324; 346,696; 527,786 and 164,642,
    respectively                                                               $        6.67     $       11.37
                                                                               =============     =============
   CLASS B SHARES OF CAPITAL STOCK OUTSTANDING:
    202,062; 1,343,932; 1,522,468; 646,540; 383,019 and 48,555,
    respectively                                                               $        6.13     $       10.72
                                                                               =============     =============
   CLASS C SHARES OF CAPITAL STOCK OUTSTANDING:
    54,070; 686,688; 776,700; 322,689; 80,197 and 90,269,
    respectively                                                               $        6.17     $       10.71
                                                                               =============     =============
   CLASS I SHARES OF CAPITAL STOCK OUTSTANDING:
    3,777,045; 244,410; 979,307; 399,165; 24,018 and 106,072,
    respectively                                                               $        6.86     $       11.74
                                                                               =============     =============

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               24

                                                                   June 30, 2003

             Jundt             Jundt             Jundt              Jundt
          Opportunity       Twenty-Five         Mid-Cap           Science &
              Fund              Fund          Growth Fund      Technology Fund
------------------------------------------------------------------------------

------------------------------------------------------------------------------
         $ 112,318,023     $  37,400,901     $ 16,502,743       $  7,384,467
              (337,029)         (167,670)        (158,252)          (116,637)
           (62,796,377)      (21,923,670)      (9,649,729)        (4,706,584)

            (3,443,659)       (2,244,172)         608,658           (298,834)
               (12,798)            5,528               --              1,026
                24,173             7,333               --                485
               644,268           196,283           98,905             41,275
         -------------     -------------     ------------       ------------
         $  46,396,601     $  13,274,533     $  7,402,325       $  2,305,198
         =============     =============     ============       ============
         $  13,073,983     $   2,754,947     $  3,888,110       $    931,625
         =============     =============     ============       ============
         $  15,175,160     $   4,853,477     $  2,758,494       $    268,942
         =============     =============     ============       ============
         $   7,711,833     $   2,440,670     $    577,243       $    499,927
         =============     =============     ============       ============
         $  10,435,625     $   3,225,439     $    178,478       $    604,704
         =============     =============     ============       ============


         $       10.47     $        7.95     $       7.37       $       5.66
         =============     =============     ============       ============


         $        9.97     $        7.51     $       7.20       $       5.54
         =============     =============     ============       ============


         $        9.93     $        7.56     $       7.20       $       5.54
         =============     =============     ============       ============


         $       10.66     $        8.08     $       7.43       $       5.70
         =============     =============     ============       ============

--------------------------------------------------------------------------------
                                                                              25

                                                                Six Months Ended
                                                                   June 30, 2003

STATEMENTS OF OPERATIONS

                                                                                Jundt
                                                               Jundt        U.S. Emerging
                                                            Growth Fund      Growth Fund
--------------------------------------------------------------------------------------------
INCOME
--------------------------------------------------------------------------------------------
   Interest                                                  $ 230,354       $   37,843
   Dividends                                                    47,184              300
                                                             ---------       ----------
                                                               277,538           38,143
                                                             ---------       ----------
EXPENSES (NOTE 4)
--------------------------------------------------------------------------------------------
   Investment advisory fees                                    132,981          160,419
   Transfer agent fees                                          47,693           71,407
   Administrative fees                                          22,500           22,500
   Accounting fees                                              22,181           21,414
   Registration fees                                            18,494           12,762
   Legal fees                                                   15,984           20,175
   Reports to shareholders                                       6,578            7,343
   Directors' fees                                              12,920           14,049
   Custodian fees                                                4,919            3,751
   Audit fees                                                   11,664           13,322
   Account maintenance fees:
    Class A                                                      1,024           12,823
    Class B                                                      1,443           15,624
    Class C                                                        382            8,151
   Distribution fees:
    Class B                                                      4,328           46,871
    Class C                                                      1,146           24,452
   Other                                                         6,831            7,210
                                                             ---------       ----------
    Total expenses before interest                             311,068          462,273
   Interest expense (note 5)                                        --               --
   Dividends on short sale positions                             1,266               --
                                                             ---------       ----------
    Total expenses after interest expense and dividends
     on short sale positions                                   312,334          462,273
                                                             ---------       ----------
   Net investment loss                                         (34,796)        (424,130)
                                                             ---------       ----------

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               26

                                                                Six Months Ended
                                                                   June 30, 2003



            Jundt           Jundt           Jundt             Jundt
         Opportunity     Twenty-Five       Mid-Cap          Science &
             Fund            Fund        Growth Fund     Technology Fund
-------------------------------------------------------------------------

-------------------------------------------------------------------------
          $ 509,059      $   57,838      $   14,637        $    2,560
             65,007          21,988             290             3,952
          ---------      ----------      ----------        ----------
            574,066          79,826          14,927             6,512
          ---------      ----------      ----------        ----------
            262,619          82,479          43,540            15,672
             72,794          34,080          26,497            24,247
             22,500          22,500          22,500            22,500
             21,227          21,910          22,635            22,637
             13,800          12,070          13,188            13,540
             24,446           7,934           4,764             2,133
              9,481           5,751           1,795               586
             17,565           5,723           3,239             1,001
              4,880           4,658           5,009             6,076
             15,367           5,744           4,144             2,127

             13,717           3,256           4,354             1,338
             16,469           5,875           3,157               372
              8,583           2,916             669               614

             49,406          17,626           9,472             1,116
             25,749           8,748           2,008             1,841
              5,578           5,472           6,208             5,959
          ---------      ----------      ----------        ----------
            584,181         246,742         173,179           121,759
             12,592              --              --               978
              7,160             754              --               412
          ---------      ----------      ----------        ----------

            603,933         247,496         173,179           123,149
          ---------      ----------      ----------        ----------
            (29,867)       (167,670)       (158,252)         (116,637)
          ---------      ----------      ----------        ----------

--------------------------------------------------------------------------------
                                                                              27

                                                                Six Months Ended
                                                                   June 30, 2003


STATEMENTS OF OPERATIONS (CONCLUDED)

                                                                                                      Jundt
                                                                                   Jundt          U.S. Emerging
                                                                                Growth Fund        Growth Fund
-------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on:
    Long transactions (including gain on sale of affiliated issuers of $0,
     $262,364, $0, $0, $0 and $0, respectively)                                $   (771,395)      $ (1,584,038)
    Short sale transactions                                                          94,035             24,926
    Futures contracts closed                                                     (2,140,972)        (3,569,422)
                                                                               ------------       ------------
     Net realized loss                                                           (2,818,332)        (5,128,534)
-------------------------------------------------------------------------------------------------------------------
   Change in unrealized appreciation on:
    Long transactions (including appreciation due to investments of affiliated issuers of $0, $562,042, $316,113, $92,564, $0 and
     $16,352, respectively)                                                       6,378,710         13,817,461
    Short sale transactions                                                          11,589                 --
    Written option contracts                                                         15,594                 --
    Futures contracts                                                               421,924            643,276
                                                                               ------------       ------------
     Net unrealized gain on investments                                           6,827,817         14,460,737
                                                                               ------------       ------------
   Net realized and unrealized gain on investments                                4,009,485          9,332,203
                                                                               ------------       ------------
   Net increase in net assets resulting from operations                        $  3,974,689       $  8,908,073
                                                                               ============       ============



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               28

                                                                Six Months Ended
                                                                   June 30, 2003

             Jundt              Jundt            Jundt             Jundt
          Opportunity        Twenty-Five        Mid-Cap          Science &
              Fund              Fund          Growth Fund     Technology Fund
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

         $   (912,272)      $ (1,547,015)     $  196,797        $ (592,601)
              477,917             41,081              --            13,562
           (4,846,162)        (1,068,924)       (508,645)         (324,284)
         ------------       ------------      ----------        ----------
           (5,280,517)        (2,574,858)       (311,848)         (903,323)
         ------------       ------------      ----------        ----------



           16,463,927          4,843,940       1,915,941         1,347,973
               11,351              5,528              --             1,026
               24,173              7,333              --               485
              648,114            197,243          99,062            41,133
         ------------       ------------      ----------        ----------
           17,147,565          5,054,044       2,015,003         1,390,617
         ------------       ------------      ----------        ----------
           11,867,048          2,479,186       1,703,155           487,294
         ------------       ------------      ----------        ----------
         $ 11,837,181       $  2,311,516      $1,544,903        $  370,657
         ============       ============      ==========        ==========

--------------------------------------------------------------------------------
                                                                              29

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  Jundt U.S. Emerging
                                                               Jundt Growth Fund                      Growth Fund
-----------------------------------------------------------------------------------------------------------------------------
                                                           Six months                         Six months
                                                             ended                              ended
                                                            6/30/03         Year ended         6/30/03          Year ended
                                                          (unaudited)        12/31/02        (unaudited)         12/31/02
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
   Net investment loss                                   $    (34,796)     $   (307,562)    $   (424,130)     $  (1,142,438)
   Net realized loss from investment transactions          (2,818,332)       (3,976,217)      (5,128,534)          (786,064)
   Change in unrealized appreciation (depreciation)         6,827,817        (4,410,052)      14,460,737        (13,252,179)
                                                         ------------      ------------     ------------      -------------
   Net increase (decrease) in net assets resulting
    from operations                                         3,974,689        (8,693,831)       8,908,073        (15,180,681)
                                                         ------------      ------------     ------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
   Realized capital gains -- net                                   --                --               --                 --
                                                         ------------      ------------     ------------      -------------
   Total distributions to shareholders                             --                --               --                 --
                                                         ------------      ------------     ------------      -------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold:
    Class A shares                                             94,306           113,446        1,355,658          1,450,031
    Class B shares                                             37,467           143,935          639,857          1,456,317
    Class C shares                                              8,625            38,631          416,676          1,216,094
    Class I shares                                              1,645            22,246               --             14,772
   Distributions reinvested:
    Class A shares                                                 --                --               --                 --
    Class B shares                                                 --                --               --                 --
    Class C shares                                                 --                --               --                 --
    Class I shares                                                 --                --               --                 --
   Cost of shares redeemed:
    Class A shares                                            (50,676)       (1,056,793)      (1,468,236)       (10,445,713)
    Class B shares                                           (108,120)         (436,983)      (1,920,168)        (4,949,045)
    Class C shares                                            (21,780)         (263,077)      (1,333,465)        (4,410,780)
    Class I shares                                         (1,419,231)       (6,782,436)        (748,057)          (911,838)
                                                         ------------      ------------     ------------      -------------
   Net decrease in net assets from capital share
    transactions                                           (1,457,764)       (8,221,031)      (3,057,735)       (16,580,162)
                                                         ============      ============     ============      =============

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               30

                                                                             Jundt Mid-Cap                Jundt Science &
           Jundt Opportunity Fund          Jundt Twenty-Five Fund             Growth Fund                 Technology Fund
-------------------------------------------------------------------------------------------------------------------------------
         Six months                       Six months                    Six months                    Six months
           ended                            ended                         ended                         ended
          6/30/03        Year ended        6/30/03       Year ended      6/30/03      Year ended       6/30/03       Year ended
        (unaudited)       12/31/02       (unaudited)      12/31/02     (unaudited)     12/31/02      (unaudited)      12/31/02
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
       $    (29,867)   $    (750,621)   $   (167,670)   $   (424,685)  $ (158,252)   $   (346,011)  $   (116,637)   $   (262,054)
         (5,280,517)     (14,990,113)     (2,574,858)     (2,624,032)    (311,848)     (2,278,599)      (903,323)     (1,168,892)
         17,147,565       (9,251,882)      5,054,044      (5,107,582)   2,015,003        (543,485)     1,390,617        (745,957)
       ------------    -------------    ------------    ------------   ----------    ------------   ------------    ------------

         11,837,181      (24,992,616)      2,311,516      (8,156,299)   1,544,903      (3,168,095)       370,657      (2,176,903)
       ------------    -------------    ------------    ------------   ----------    ------------   ------------    ------------
                 --               --              --              --           --              --             --              --
       ------------    -------------    ------------    ------------   ----------    ------------   ------------    ------------
                 --               --              --              --           --              --             --              --
       ------------    -------------    ------------    ------------   ----------    ------------   ------------    ------------

          1,162,119        1,024,459          88,626          58,923       30,657         642,748      2,686,252          30,205
            622,259          751,958          94,242         215,796       42,986         378,489          7,527          20,057
            420,504          467,612          72,270         113,137       27,000          74,656            800          23,624
             21,900            9,999              --              --        3,000           2,750             --              --

                 --               --              --              --           --              --             --              --
                 --               --              --              --           --              --             --              --
                 --               --              --              --           --              --             --              --
                 --               --              --              --           --              --             --              --

         (1,354,779)      (9,732,992)       (428,264)     (2,070,079)    (365,275)     (2,002,704)    (2,720,658)       (746,025)
         (1,514,644)      (6,574,526)       (663,798)     (2,737,228)    (360,799)       (742,554)      (120,624)       (162,033)
         (1,152,026)      (6,425,081)       (360,770)     (1,562,108)    (110,428)       (588,880)       (92,483)       (557,478)
           (915,567)        (271,201)       (250,000)       (171,142)          --         (14,287)            --         (55,400)
       ------------    -------------    ------------    ------------   ----------    ------------   ------------    ------------

         (2,710,234)     (20,749,772)     (1,447,694)     (6,152,701)    (732,859)     (2,249,782)      (239,186)     (1,447,050)
       ============    =============    ============    ============   ==========    ============   ============    ============


--------------------------------------------------------------------------------
                                                                              31

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                                                            Jundt U.S. Emerging
                                                       Jundt Growth Fund                        Growth Fund
-------------------------------------------------------------------------------------------------------------------------------
                                                 Six months                            Six months
                                                   ended                                 ended
                                                  6/30/03           Year ended          6/30/03           Year ended
                                                (unaudited)          12/31/02         (unaudited)          12/31/02
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets      $ 2,516,925       $ (16,914,862)      $ 5,850,338       $ (31,760,843)
   Net assets at beginning of period             25,871,194          42,786,056        30,935,231          62,696,074
                                                -----------       -------------       -----------       -------------
   Net assets at end of period                  $28,388,119       $  25,871,194       $36,785,569       $  30,935,231
                                                ===========       =============       ===========       =============
CAPITAL SHARE TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------------
   Shares Sold:
    Class A shares                                   15,450              17,964           138,128             141,552
    Class B shares                                    6,641              25,246            68,015             150,455
    Class C shares                                    1,421               6,805            43,847             117,924
    Class I shares                                      263               3,400                --               1,275
   Shares issued for dividends reinvested:
    Class A shares                                       --                  --                --                  --
    Class B shares                                       --                  --                --                  --
    Class C shares                                       --                  --                --                  --
    Class I shares                                       --                  --                --                  --
   Shares redeemed:
    Class A shares                                   (8,415)           (155,817)         (154,347)           (990,231)
    Class B shares                                  (19,423)            (74,222)         (217,453)           (517,128)
    Class C shares                                   (3,914)            (43,123)         (149,561)           (459,476)
    Class I shares                                 (224,852)         (1,048,136)          (75,335)            (88,677)
                                                -----------       -------------       -----------       -------------
   Net decrease in shares outstanding              (232,829)         (1,267,883)         (346,706)         (1,644,306)
                                                ===========       =============       ===========       =============

--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               32

                                                                            Jundt Mid-Cap                 Jundt Science &
     Jundt Opportunity Fund            Jundt Twenty-Five Fund                Growth Fund                  Technology Fund
--------------------------------------------------------------------------------------------------------------------------------
   Six months                        Six months                       Six months                     Six months
     ended                             ended                            ended                          ended
    6/30/03         Year ended        6/30/03         Year ended       6/30/03       Year ended       6/30/03       Year ended
  (unaudited)        12/31/02       (unaudited)        12/31/02      (unaudited)      12/31/02      (unaudited)      12/31/02
--------------------------------------------------------------------------------------------------------------------------------
  $ 9,126,947     $ (45,742,388)    $   863,822     $ (14,309,000)   $  812,044     $ (5,417,877)   $  131,471     $ (3,623,953)
   37,269,654        83,012,042      12,410,711        26,719,711     6,590,281       12,008,158     2,173,727        5,797,680
  -----------     -------------     -----------     -------------    ----------     ------------    ----------     ------------
  $46,396,601     $  37,269,654     $13,274,533     $  12,410,711    $7,402,325     $  6,590,281    $2,305,198     $  2,173,727
  ===========     =============     ===========     =============    ==========     ============    ==========     ============

      122,978           112,009          12,150             7,355         4,640           88,875       509,895            4,031
       69,983            79,729          13,371            29,489         6,119           52,262         1,540            2,724
       49,650            48,519          10,426            14,379         4,292           10,058           162            3,563
        2,204               928              --                --           488              347            --               --

           --                --              --                --            --               --            --               --
           --                --              --                --            --               --            --               --
           --                --              --                --            --               --            --               --
           --                --              --                --            --               --            --               --

     (152,021)       (1,055,499)        (59,752)         (265,132)      (57,971)        (283,217)     (520,025)        (116,487)
     (182,169)         (771,452)        (95,869)         (362,167)      (57,099)        (107,950)      (23,711)         (28,149)
     (136,479)         (737,957)        (52,577)         (207,969)      (17,712)         (87,613)      (18,267)        (111,136)
      (97,043)          (38,648)        (34,153)          (26,577)           --           (1,927)           --           (9,492)
  -----------     -------------     -----------     -------------    ----------     ------------    ----------     ------------
     (322,897)       (2,362,371)       (206,404)         (810,622)     (117,243)        (329,165)      (50,406)        (254,946)
  ===========     =============     ===========     =============    ==========     ============    ==========     ============


--------------------------------------------------------------------------------
                                                                              33

FINANCIAL STATEMENTS (unaudited) (concluded)
                                                                Six Months Ended
                                                                   June 30, 2003

STATEMENTS OF CASH FLOWS

                                                                       Jundt                            Jundt
                                                                  Opportunity Fund                 Twenty-Five Fund
-------------------------------------------------------------------------------------------------------------------------------
CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
-------------------------------------------------------------------------------------------------------------------------------
   Sales of capital shares                                 $   2,230,629                    $    255,138
   Repurchases of capital shares                              (4,937,016)                     (1,702,832)
   Net change in receivables/payables related to capital
    share transactions                                          (191,416)                         41,825
                                                           -------------                    ------------
   Cash provided by capital share transactions                (2,897,803)                     (1,405,869)
   Net borrowings (note 5)                                    (4,393,000)                             --
                                                           -------------                    ------------
                                                                            $ (7,290,803)                    $ (1,405,869)
                                                                            ------------                     ------------
CASH PROVIDED (USED) BY OPERATIONS:
-------------------------------------------------------------------------------------------------------------------------------
   Purchases of investments including short covers           (65,650,752)                     (6,939,659)
   Proceeds from sales of investments including short
    sales                                                     68,170,834                       7,391,949
                                                           -------------                    ------------
                                                               2,520,082                         452,290
                                                           -------------                    ------------
   Change in short-term investments                           (5,607,158)                       (841,210)
   Net investment loss                                           (29,867)                       (167,670)
   Net change in receivables/payables related to
    operations                                                12,996,892                       2,567,565
                                                           -------------                    ------------
                                                               7,359,867                       1,558,685
                                                           -------------                    ------------
                                                                               9,879,949                        2,010,975
                                                                            ------------                     ------------
   Net decrease in cash                                                        2,589,146                          605,106
   Cash, beginning of period                                                          --                               --
                                                                            ------------                     ------------
   Cash, end of period                                                      $  2,589,146                     $    605,106
                                                                            ============                     ============

   Supplemental information:
    Cash paid for interest                                                  $     37,339                     $         78



--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               34

                                                                Six Months Ended
                                                                   June 30, 2003

                  Jundt                          Jundt
           Mid-Cap Growth Fund         Science & Technology Fund
---------------------------------------------------------------------

---------------------------------------------------------------------
       $    103,642                   $  2,694,580
           (836,502)                    (2,933,765)

             38,357                         (9,442)
       ------------                   ------------
           (694,503)                      (248,627)
                 --                       (484,000)
       ------------                   ------------
                        $ (694,503)                    $ (732,627)
                        ----------                     ----------
         (3,326,676)                    (2,149,955)

          4,113,577                      2,753,969
       ------------                   ------------
            786,901                        604,014
       ------------                   ------------
           (456,662)                      (354,026)
           (158,252)                      (116,637)

          1,572,397                        742,364
       ------------                   ------------
            957,483                        271,701
       ------------                   ------------
                         1,744,384                        875,715
                        ----------                     ----------
                         1,049,881                        143,088
                               665                            339
                        ----------                     ----------
                        $1,050,546                     $  143,427
                        ==========                     ==========


                        $       --                     $    3,557

--------------------------------------------------------------------------------
                                                                              35

NOTES TO FINANCIAL STATEMENTS (unaudited)
                                                                   June 30, 2003

1. ORGANIZATION
The Jundt Funds are registered under the Investment Company Act of 1940 (as amended) (the "Act") as open-end management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. The Jundt Growth Fund, Inc. ("Growth Fund") is a diversified Fund. Jundt U.S. Emerging Growth Fund ("U.S. Emerging Growth Fund"), Jundt Opportunity Fund ("Opportunity Fund"), Jundt Twenty-Five Fund ("Twenty-Five Fund"), Jundt Mid-Cap Growth Fund ("Mid-Cap Growth Fund") and Jundt Science & Technology Fund ("Science & Technology Fund") are Funds within Jundt Funds, Inc. (the "Company"). All of the Funds of the Company are non-diversified Funds with the exception of U.S. Emerging Growth Fund, which is a diversified Fund. Jundt Associates, Inc. serves as the investment adviser ("Adviser") and is responsible for managing the Funds' portfolios of securities.

Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund (the "Funds") currently offer shares in four classes (Class A, Class B, Class C and Class I). Shares of Class I of U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund (which are not subject to a front-end or deferred sales charge) are available for investment only by certain individuals and entities associated with the Funds. Class A shares of each Fund and Class I shares of Growth Fund (which are available only to persons that may purchase the other Fund's Class I shares and to Growth Fund shareholders at the time of the open-end conversion) are generally sold with a front-end sales charge. Shares of Class B and Class C of each Fund may be subject to a contingent deferred sales charge when redeemed.

All classes of shares have identical liquidation and other rights and the same terms and conditions except that Class A, Class B, and Class C shares bear certain expenses related to the account maintenance of such shares and Class B and Class C shares also bear certain expenses related to the distribution of such shares. Shareholder servicing costs attributable to a particular class will be allocated to such class. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures and to certain other matters relating exclusively to such class; otherwise, all classes of shares have the same voting rights.

Growth Fund is authorized to issue up to 10 billion shares, par value $0.01 per share. The Company is authorized to issue up to 1 trillion shares, par value $0.01 per share. Currently, 10 billion shares have been designated to each of the following Funds: U.S. Emerging Growth Fund, Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund.

The investment objective of each Fund is long-term capital appreciation, and each Fund's principal investment strategies are as follows:

o Growth Fund -- normally maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized to larger American Growth companies. In normal market conditions, the Fund will invest at least half of its portfolio in securities of companies with annual revenues over $750 million, and at least 65% of its total assets in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.

o U.S. Emerging Growth Fund -- normally maintains a core portfolio of approximately 30 to 50 securities of primarily American emerging growth companies (companies with annual revenues less than $750 million). In normal market conditions, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so.

o Opportunity Fund -- emphasizes a core portfolio, in normal market conditions, of approximately 30 to 50 securities of primarily American growth companies, without regard to their size. Normally, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

                                                                   June 30, 2003

o Twenty Five Fund -- in normal market conditions, maintains a more concentrated portfolio of approximately, but not less than, 25 securities of primarily American growth companies, without regard to their size. Normally, at least 65% of the Fund's total assets must be invested in equity investments. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

o Mid-Cap Growth Fund -- in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily medium-sized American growth companies. These companies are those with market capitalizations that fall within the same range as the companies in the S&P Mid-Cap 400 Index, which currently have market capitalizations ranging from approximately $200 million to approximately $9 billion. Normally, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

o Science & Technology Fund -- in normal market conditions, maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies, without regard to their size, that design, develop, manufacture or sell science or technology-related products or services. Some of the industries in which the Fund may invest include the computer software and hardware, semiconductor, electronics, communications, information services, media, biotechnology, life sciences and healthcare, chemicals and synthetic materials and e-commerce industries. Normally, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of such companies. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies followed by the Funds are as follows:

INVESTMENT IN SECURITIES
Investment in securities traded on U.S. securities exchanges or included in a national market system and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Dividend income and dividend expense on short sales is recognized on the ex-dividend date. Interest income, including level-yield amortization of discount, is accrued daily.

FEDERAL TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders. Therefore, no income tax provision is required. The Funds have a tax year end of December 31, except Opportunity Fund and U.S. Emerging Growth Fund which have a tax year end of August 31. In addition, on a calendar year basis, the Funds will usually make sufficient distributions of their net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                                                                   June 30, 2003

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales, net operating losses and differing fiscal and tax year ends. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the Funds.

As of December 31, 2002, the Funds have the following capital loss carryforwards:

                                             Expiration
                              Amount            Date
--------------------------------------------------------
Growth Fund             $(11,162,928)           2009
                          (3,706,846)           2010
U.S. Emerging
 Growth Fund             (29,723,989)           2010
Opportunity Fund          (2,929,189)           2009
                         (34,197,787)           2010
Twenty-Five Fund         (12,534,074)           2009
                          (5,824,646)           2010
Mid-Cap Growth Fund       (5,696,421)           2009
                          (3,388,508)           2010
Science &
 Technology Fund            (181,850)           2008
                          (2,003,160)           2009
                          (1,124,324)           2010
========================================================

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

The Funds may invest uninvested cash balances in repurchase agreements and/or short-term money market instruments.

INITIAL PUBLIC OFFERINGS
Each Fund may participate in the initial public offering (IPO) market, and a significant portion of the Funds' returns have been attributed to their investments in IPOs. Participation in IPOs may have a magnified performance impact on a Fund with a small asset base which typically diminishes as the Fund's assets grow. Further, IPOs by not be consistently available to a Fund for investing. The impact of IPOs on the Funds' performance likely will decrease as the Funds' asset size increases, which could reduce the Funds' total returns over time.

DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES
The Funds may engage in various portfolio strategies to attempt to hedge against changes in net asset value or to attempt to realize a greater current return.

OPTIONS TRANSACTIONS
For hedging purposes, the Funds may purchase and sell put and call options on their portfolio securities. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also use options for purposes of attempting to increase investment returns.

The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Funds. In writing an option, the Funds bear

                                                                   June 30, 2003

the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security at a price different from the current market price.

FINANCIAL FUTURES CONTRACTS
The Funds may buy and sell futures contracts and related options for hedging purposes. Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may also use futures contracts for purposes of attempting to increase investment returns. A futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing price on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

SHORT SALE TRANSACTIONS
Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, in a segregated account with a broker and/or custodian, of cash and/or other liquid securities sufficient to cover its short position. Securities sold short at June 30, 2003, if any, and their related market values and proceeds are set forth in the Notes to Schedules of Investments.

In addition, for hedging purposes, each Fund (including Growth Fund and U.S. Emerging Growth Fund) may engage in short-selling of securities already held in the Fund. This practice is called short-selling "against the box".

DISTRIBUTIONS TO SHAREHOLDERS
Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each Fund.

EXPENSES
Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among the Funds on a pro rata basis relative to net assets.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates (e.g. on assets, liabilities, and contingent assets and liabilities) and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT SECURITY TRANSACTIONS

For the six months ended June 30, 2003, the Funds' cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                                                   June 30, 2003
                                   Cost of         Proceeds
                                  Purchases       from Sales
-------------------------------------------------------------
Growth Fund
   Long-term investment
    transactions               $15,068,034      $13,961,703
   Short sale transactions     $ 1,601,690      $ 2,591,894
U.S. Emerging Growth Fund
   Long-term investment
    transactions               $ 8,791,479      $14,353,779
   Short sale transactions     $   201,345      $   226,271
Opportunity Fund
   Long-term investment
    transactions               $32,333,711      $33,232,530
   Short sale transactions     $33,317,041      $34,938,304
Twenty-Five Fund
   Long-term investment
    transactions               $ 6,065,752      $ 6,050,936
   Short sale transactions     $   873,907      $ 1,341,013
Mid-Cap Growth Fund
   Long-term investment
    transactions               $ 3,326,676      $ 4,113,577
   Short sale transactions     $        --      $        --
Science & Technology Fund
   Long-term investment
    transactions               $ 1,908,040      $ 2,425,675
   Short sale transactions     $   241,915      $   328,294
============================================================

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Funds have entered into investment advisory agreements with the Adviser. The Adviser is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly investment advisory fee calculated at the following annualized rates: Growth Fund and U.S. Emerging Growth Fund -- 1% of each Fund's average daily net assets; Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund -- 1.3% of each Fund's average daily net assets.

The Funds have entered into an Administration Agreement with U.S. Bancorp Fund Services, LLC (the "Administrator"). For the services rendered to each Fund and the facilities furnished, each Fund is obliged to pay the Administrator, subject to an annual minimum of $45,000 per Fund, a monthly fee at an annual rate of .11% of the first $200 million of the Fund's average daily net assets, ..09% of the next $500 million of the Fund's average daily net assets, and .07% of the Fund's average daily net assets in excess of $700 million. For its fee, the Administrator provides certain administrative, clerical and record keeping services for each Fund.

U.S. Bancorp Fund Services, LLC also serves as transfer agent and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

The Funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each Fund's shares. Pursuant to the Distribution Plans adopted by each Fund in accordance with Rule 12b-1 under the Act, each Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of each Fund's shares as follows:

               Account
             Maintenance     Distribution
                 Fee             Fee
-----------------------------------------
Class A          0.25%             --
Class B          0.25%           0.75%
Class C          0.25%           0.75%
=========================================

In addition to the investment management fee, the administrative fee, and the account maintenance and distribution fees, each Fund is responsible for paying most other operating expenses, including directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses for legal, auditing and accounting services, insurance, and other miscellaneous expenses.

Legal fees of $15,984 for the six months ended June 30, 2003, for Growth Fund, $20,175 for U.S. Emerging Growth Fund, $24,446 for Opportunity Fund, $7,934 for Twenty-Five Fund, $4,764 for Mid-Cap Growth Fund and $2,133 for Science & Technology Fund were incurred with a law firm of which the secretary of each Fund is a partner. Certain officers and/or directors of each Fund are officers and/or directors of the Adviser and/or the Distributor.

Each of the directors of the Company and Growth Fund is also a director of one other fund company managed by the Adviser. The Company, Growth Fund and the other fund company managed by the Adviser have agreed to pay their pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "interested person," as defined in the Act, of any fund company managed by the Adviser. In the aggregate, the Company and Growth Fund and other fund company managed by the Adviser have agreed to pay each such director a fee of $15,000 per year plus $1,500 for each meeting attended and to

                                                                   June 30, 2003

reimburse each such director for the expenses of attendance at such meetings. For the six months ended June 30, 2003, each director received fees in the aggregate of $10,500 (not including reimbursement for expenses). No compensation is paid by the Funds to officers or directors who are affiliated with the Adviser.

5. BANK BORROWING
Opportunity Fund, Twenty-Five Fund, Mid-Cap Growth Fund and Science & Technology Fund entered into a Credit Agreement with U.S. Bank, N.A., for an amount not to exceed in the aggregate $25,000,000 or, with respect to each Fund, one-third of the Fund's total assets. For the six months ended June 30, 2003, the Opportunity Fund's average daily balance of loans outstanding was $570,608 at a weighted average interest rate of 4.24%. The maximum amount of loans outstanding with respect to Opportunity Fund at any time during the period was $7,588,000, or 17.82% of its total assets. The loans were collateralized by certain Opportunity Fund investments. The Science & Technology Fund's average daily balance of loans outstanding was $45,514 at a weighted average interest rate of 4.25%. The maximum amount of loans outstanding with respect to Science & Technology Fund at any time during the period was $545,000, or 21.74% of its total assets. The loans were collateralized by certain Science & Technology Fund investments. Twenty-Five Fund and Mid-Cap Growth Fund did not have any loans during the period. As of June 30, 2003 the outstanding loan balances were $3,195,000 for Opportunity Fund, $0 for Twenty-Five Fund, $0 for Mid-Cap Growth Fund and $61,000 for Science & Technology Fund.

6. OPTION CONTRACTS WRITTEN
For U.S. Emerging Growth Fund and Mid-Cap Growth Fund, there were no option contracts written, closed, exercised, or expired during the six months ended June 30, 2003. For Growth Fund, Opportunity Fund, Twenty-Five Fund and Science & Technology Fund, the premium amount and number of option contracts written during the six months ended June 30, 2003 were as follows:

                            Premium     Number of
                             Amount     Contracts
-------------------------------------------------
Growth Fund
 Options outstanding at
  December 31, 2002        $      0            0
 Options written             19,164          357
 Options closed                   0            0
 Options exercised                0            0
 Options expired                  0            0
-------------------------------------------------
 Options outstanding at
  June 30, 2003            $ 19,164          357
=================================================

                            Premium     Number of
                             Amount     Contracts
-------------------------------------------------
Opportunity Fund
 Options outstanding at
  December 31, 2002         $     0           0
 Options written             29,743         557
 Options closed                   0           0
 Options exercised                0           0
 Options expired                  0           0
-------------------------------------------------
 Options outstanding at
  June 30, 2003             $29,743         557
=================================================

                            Premium     Number of
                             Amount     Contracts
-------------------------------------------------
Twenty-Five Fund
 Options outstanding at
  December 31, 2002          $    0            0
 Options written              9,003          167
 Options closed                   0            0
 Options exercised                0            0
 Options expired                  0            0
                             ------          ---
 Options outstanding at
  June 30, 2003              $9,003          167
                             ======          ===

                            Premium     Number of
                             Amount     Contracts
-------------------------------------------------
Science & Technology Fund
 Options outstanding at
  December 31, 2002            $  0            0
 Options written                535            5
 Options closed                   0            0
 Options exercised                0            0
 Options expired                  0            0
-------------------------------------------------
 Options outstanding at
  June 30, 2003                $535            5
=================================================

7. FINANCIAL HIGHLIGHTS -- GROWTH FUND
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                      Net Realized
                                         Beginning                         and         Dividends   Distributions
                                         Net Asset        Net          Unrealized      from Net      from Net
                                         Value Per     Investment    Gain (Loss) on   Investment     Realized
                                           Share     Income (Loss)     Investments      Income         Gains
----------------------------------------------------------------------------------------------------------------
GROWTH FUND
Class A
 Six months ended 6/30/03 (unaudited)    $  5.76         (0.01)             0.92             --           --
 Year ended 12/31/02                     $  7.42         (0.07)           (1.59)             --           --
 Year ended 12/31/01                     $ 11.29         (0.13)           (2.75)             --        (0.99)
 Year ended 12/31/00                     $ 17.68         (0.21)           (2.50)             --        (3.68)
 Year ended 12/31/99                     $ 16.66         (0.18)             3.45             --        (2.25)
 Year ended 12/31/98                     $ 14.20         (0.24)             6.22             --        (3.52)
Class B
 Six months ended 6/30/03 (unaudited)    $  5.32         (0.03)             0.84             --           --
 Year ended 12/31/02                     $  6.90         (0.11)           (1.47)             --           --
 Year ended 12/31/01                     $ 10.66         (0.19)           (2.58)             --        (0.99)
 Year ended 12/31/00                     $ 17.07         (0.32)           (2.41)             --        (3.68)
 Year ended 12/31/99                     $ 16.23         (0.30)             3.33             --        (2.19)
 Year ended 12/31/98                     $ 13.99         (0.35)             6.11             --        (3.52)
Class C
 Six months ended 6/30/03 (unaudited)    $  5.35         (0.03)             0.85             --           --
 Year ended 12/31/02                     $  6.94         (0.11)           (1.48)             --           --
 Year ended 12/31/01                     $ 10.71         (0.19)           (2.59)             --        (0.99)
 Year ended 12/31/00                     $ 17.13         (0.33)           (2.41)             --        (3.68)
 Year ended 12/31/99                     $ 16.25         (0.30)             3.34             --        (2.16)
 Year ended 12/31/98                     $ 13.97         (0.35)             6.15             --        (3.52)
Class I
 Six months ended 6/30/03 (unaudited)    $  5.92         (0.01)             0.95             --           --
 Year ended 12/31/02                     $  7.60         (0.06)           (1.62)             --           --
 Year ended 12/31/01                     $ 11.49         (0.11)           (2.79)             --        (0.99)
 Year ended 12/31/00                     $ 17.89         (0.17)           (2.55)             --        (3.68)
 Year ended 12/31/99                     $ 16.83         (0.14)             3.49             --        (2.29)
 Year ended 12/31/98                     $ 14.28         (0.20)             6.27             --        (3.52)

(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.

(2) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount to the Growth Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreement. Had the Growth Fund not received this reimbursement, total return figures would have been lower by 0.86% for the Growth Fund.

(3)  Adjusted to an annual basis.

                                                                   June 30, 2003

                              Ratio to Average Net Assets
                  ----------------------------------------------------
        Ending
      Net Asset           Net                                                                 Portfolio    Net Assets at
      Value Per       Investment            Net             Gross              Total           Turnover    End of Period
        Share        Income (Loss)        Expenses         Expenses            Return(1)         Rate      (000s Omitted)
-------------------------------------------------------------------------------------------------------------------------

      $  6.67            (0.45)%(3)         2.54%(3)         2.54%(3)           15.80%            77%         $   910
      $  5.76            (1.15)%            2.55%            2.55%             (22.37)%(2)       215%         $   746
      $  7.42            (1.41)%            2.08%            2.08%             (25.38)%          146%         $ 1,982
      $ 11.29            (1.22)%            1.77%            1.77%             (15.61)%          165%         $ 2,162
      $ 17.68            (0.97)%            1.81%            1.81%              19.71%           127%         $ 2,880
      $ 16.66            (1.45)%            2.14%            2.14%              42.90%            78%         $   954
      $  6.13            (1.20)%(3)         3.29%(3)         3.29%(3)           15.23%            77%         $ 1,239
      $  5.32            (1.90)%            3.30%            3.30%             (22.90)%(2)       215%         $ 1,143
      $  6.90            (2.16)%            2.83%            2.83%             (25.85)%          146%         $ 1,819
      $ 10.66            (1.97)%            2.52%            2.52%             (16.30)%          165%         $ 3,145
      $ 17.07            (1.70)%            2.56%            2.56%              18.72%           127%         $ 3,650
      $ 16.23            (2.18)%            2.89%            2.89%              41.98%            78%         $   515
      $  6.17            (1.20)%(3)         3.29%(3)         3.29%(3)           15.33%            77%         $   334
      $  5.35            (1.90)%            3.30%            3.30%             (22.91)%(2)       215%         $   303
      $  6.94            (2.16)%            2.83%            2.83%             (25.83)%          146%         $   644
      $ 10.71            (1.97)%            2.52%            2.52%             (16.32)%          165%         $ 1,250
      $ 17.13            (1.72)%            2.56%            2.56%              18.82%           127%         $ 1,188
      $ 16.25            (2.15)%            2.89%            2.89%              42.32%            78%         $   256
      $  6.86            (0.20)%(3)         2.29%(3)         2.29%(3)           15.88%            77%         $25,905
      $  5.92            (0.90)%            2.30%            2.30%             (22.11)%(2)       215%         $23,680
      $  7.60            (1.16)%            1.83%            1.83%             (25.12)%          146%         $38,340
      $ 11.49            (0.97)%            1.52%            1.52%             (15.49)%          165%         $63,315
      $ 17.89            (0.77)%            1.56%            1.56%              19.97%           127%         $93,521
      $ 16.83            (1.23)%            1.89%            1.89%              43.30%            78%         $88,752

7. FINANCIAL HIGHLIGHTS -- U.S. EMERGING GROWTH FUND
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:


                                                                      Net Realized
                                         Beginning                         and         Dividends   Distributions
                                         Net Asset        Net          Unrealized      from Net      from Net
                                         Value Per     Investment    Gain (Loss) on   Investment     Realized
                                           Share     Income (Loss)     Investments      Income         Gains
----------------------------------------------------------------------------------------------------------------
U.S. EMERGING GROWTH FUND
Class A
 Six months ended 6/30/03 (unaudited)    $  8.65         (0.11)             2.83             --           --
 Year ended 12/31/02                     $ 12.04         (0.23)           (3.16)             --           --
 Year ended 12/31/01                     $ 13.81         (0.19)           (1.58)             --           --
 Year ended 12/31/00                     $ 21.85         (0.20)           (5.83)             --        (2.01)
 Year ended 12/31/99                     $ 14.96         (0.08)             7.39             --        (0.42)
 Year ended 12/31/98                     $ 13.09         (0.17)             5.02             --        (2.98)
Class B
 Six months ended 6/30/03 (unaudited)    $  8.18         (0.13)             2.67             --           --
 Year ended 12/31/02                     $ 11.48         (0.29)           (3.01)             --           --
 Year ended 12/31/01                     $ 13.26         (0.27)           (1.51)             --           --
 Year ended 12/31/00                     $ 21.25         (0.35)           (5.63)             --        (2.01)
 Year ended 12/31/99                     $ 14.62         (0.19)             7.18             --        (0.36)
 Year ended 12/31/98                     $ 12.90         (0.27)             4.92             --        (2.93)
Class C
 Six months ended 6/30/03 (unaudited)    $  8.17         (0.13)             2.67             --           --
 Year ended 12/31/02                     $ 11.47         (0.29)           (3.01)             --           --
 Year ended 12/31/01                     $ 13.25         (0.27)           (1.51)             --           --
 Year ended 12/31/00                     $ 21.24         (0.35)           (5.63)             --        (2.01)
 Year ended 12/31/99                     $ 14.63         (0.19)             7.17             --        (0.37)
 Year ended 12/31/98                     $ 12.88         (0.27)             4.94             --        (2.92)
Class I
 Six months ended 6/30/03 (unaudited)    $  8.92         (0.10)             2.92             --           --
 Year ended 12/31/02                     $ 12.38         (0.21)           (3.25)             --           --
 Year ended 12/31/01                     $ 14.17         (0.17)           (1.62)             --           --
 Year ended 12/31/00                     $ 22.29         (0.14)           (5.97)             --        (2.01)
 Year ended 12/31/99                     $ 15.22         (0.04)             7.55             --        (0.44)
 Year ended 12/31/98                     $ 13.25         (0.13)             5.10             --        (3.00)

(1) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.

(2) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount to the U.S. Emerging Growth Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreement. Had the U.S. Emerging Growth Fund not received this reimbursement, total return figures would have been lower by 0.79% for the U.S. Emerging Growth Fund.

(3)  Adjusted to an annual basis.

                                                                   June 30, 2003

                              Ratio to Average Net Assets
                  ----------------------------------------------------
        Ending
      Net Asset           Net                                                                 Portfolio    Net Assets at
      Value Per       Investment            Net             Gross              Total           Turnover    End of Period
        Share        Income (Loss)        Expenses         Expenses           Return(1)          Rate      (000s Omitted)
-------------------------------------------------------------------------------------------------------------------------

       $ 11.37           (2.22)%(3)         2.46%(3)         2.46%(3)           31.45%            32%         $12,160
       $  8.65           (2.29)%            2.61%            2.61%             (28.16)%(2)       104%         $ 9,389
       $ 12.04           (1.67)%            2.14%            2.14%             (12.82)%           86%         $23,300
       $ 13.81           (0.90)%            1.82%            1.82%             (27.21)%          112%         $38,791
       $ 21.85           (0.25)%            1.80%            2.13%              49.04%           248%         $34,531
       $ 14.96           (1.16)%            1.80%            2.93%              38.65%           197%         $ 8,058
       $ 10.72           (2.97)%(3)         3.21%(3)         3.21%(3)           31.05%            32%         $14,403
       $  8.18           (3.04)%            3.36%            3.36%             (28.75)%(2)       104%         $12,217
       $ 11.48           (2.42)%            2.89%            2.89%             (13.42)%           86%         $21,351
       $ 13.26           (1.65)%            2.57%            2.57%             (27.75)%          112%         $29,279
       $ 21.25           (1.00)%            2.55%            2.88%              47.96%           248%         $28,106
       $ 14.62           (1.91)%            2.55%            3.68%              37.64%           197%         $ 8,462
       $ 10.71           (2.97)%(3)         3.21%(3)         3.21%(3)           31.09%            32%         $ 7,353
       $  8.17           (3.04)%            3.36%            3.36%             (28.77)%(2)       104%         $ 6,478
       $ 11.47           (2.42)%            2.89%            2.89%             (13.43)%           86%         $13,006
       $ 13.25           (1.65)%            2.57%            2.57%             (27.76)%          112%         $19,627
       $ 21.24           (1.00)%            2.55%            2.88%              47.88%           248%         $18,450
       $ 14.63           (1.91)%            2.55%            3.68%              37.82%           197%         $ 3,301
       $ 11.74           (1.97)%(3)         2.21%(3)         2.21%(3)           31.61%            32%         $ 2,869
       $  8.92           (2.04)%            2.36%            2.36%             (27.95)%(2)       104%         $ 2,851
       $ 12.38           (1.42)%            1.89%            1.89%             (12.63)%           86%         $ 5,040
       $ 14.17           (0.65)%            1.57%            1.57%             (27.04)%          112%         $ 6,574
       $ 22.29            0.00%             1.55%            1.88%              49.51%           248%         $12,455
       $ 15.22           (0.91)%            1.55%            2.68%              39.06%           197%         $10,344

7. FINANCIAL HIGHLIGHTS (CONTINUED) -- OPPORTUNITY FUND
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:


                                                                      Net Realized
                                         Beginning                         and         Dividends   Distributions
                                         Net Asset        Net          Unrealized      from Net      from Net
                                         Value Per     Investment    Gain (Loss) on   Investment     Realized
                                           Share     Income (Loss)     Investments      Income         Gains
----------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
Class A
 Six months ended 6/30/03 (unaudited)    $  7.84           0.01             2.62             --           --
 Year ended 12/31/02                     $ 11.73         (0.10)           (3.79)             --           --
 Year ended 12/31/01                     $ 16.84         (0.26)           (4.85)             --           --
 Year ended 12/31/00                     $ 21.42         (0.35)           (2.11)             --        (2.12)
 Year ended 12/31/99                     $ 15.84         (0.20)             5.92             --        (0.14)
 Year ended 12/31/98                     $ 11.03         (0.17)             6.81             --        (1.83)
Class B
 Six months ended 6/30/03 (unaudited)    $  7.49         (0.02)             2.50             --           --
 Year ended 12/31/02                     $ 11.29         (0.16)           (3.64)             --           --
 Year ended 12/31/01                     $ 16.34         (0.35)           (4.70)             --           --
 Year ended 12/31/00                     $ 21.00         (0.50)           (2.04)             --        (2.12)
 Year ended 12/31/99                     $ 15.60         (0.33)             5.81             --        (0.08)
 Year ended 12/31/98                     $ 10.94         (0.27)             6.73             --        (1.80)
Class C
 Six months ended 6/30/03 (unaudited)    $  7.46         (0.02)             2.49             --           --
 Year ended 12/31/02                     $ 11.25         (0.16)           (3.63)             --           --
 Year ended 12/31/01                     $ 16.28         (0.35)           (4.68)             --           --
 Year ended 12/31/00                     $ 20.93         (0.50)           (2.03)             --        (2.12)
 Year ended 12/31/99                     $ 15.56         (0.33)             5.80             --        (0.10)
 Year ended 12/31/98                     $ 10.93         (0.27)             6.71             --        (1.81)
Class I
 Six months ended 6/30/03 (unaudited)    $  7.97           0.02             2.67             --           --
 Year ended 12/31/02                     $ 11.89         (0.08)           (3.84)             --           --
 Year ended 12/31/01                     $ 17.03         (0.23)           (4.91)             --           --
 Year ended 12/31/00                     $ 21.58         (0.29)           (2.14)             --        (2.12)
 Year ended 12/31/99                     $ 15.93         (0.16)             5.98             --        (0.17)
 Year ended 12/31/98                     $ 11.06         (0.14)             6.85             --        (1.84)

(1)  Excluding interest expense, net of reimbursement.

(2)  Excluding interest expense, before reimbursement.

(3)  Including interest expense, before reimbursement.

(4) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.

(5) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount to the Opportunity Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreements. Had the Opportunity Fund not received this reimbursement, total return figures would have been lower by 0.28% for the Opportunity Fund.

(6)  Adjusted to an annual basis.

                                                                   June 30, 2003

                                       Ratio to Average Net Assets
                 ------------------------------------------------------------------------
        Ending
      Net Asset          Net                                            Gross Expenses                     Portfolio  Net Assets at
      Value Per      Investment           Net            Gross            Including          Total          Turnover  End of Period
        Share       Income (Loss)     Expenses(1)     Expenses(2)   Interest Expense(3)     Return(4)         Rate    (000s Omitted)
------------------------------------------------------------------------------------------------------------------------------------
       $ 10.47           0.17%(6)         2.61%(6)        2.61%(6)           2.68%(6)         33.55%           102%       $13,074
       $  7.84          (1.14)%           2.83%           2.83%              3.13%           (33.16)%(5)       302%       $10,018
       $ 11.73          (1.95)%           2.26%           2.26%              2.76%           (30.34)%          192%       $26,057
       $ 16.84          (1.56)%           2.07%           2.07%              2.19%           (11.70)%          286%       $55,499
       $ 21.42          (1.11)%           2.14%           2.29%              2.32%            36.11%           318%       $23,977
       $ 15.84          (1.28)%           2.14%           3.35%              3.45%            60.83%           376%       $ 9,852
       $  9.97          (0.58)%(6)        3.36%(6)        3.36%(6)           3.43%(6)         33.11%           102%       $15,175
       $  7.49          (1.89)%           3.58%           3.58%              3.88%           (33.66)%(5)       302%       $12,246
       $ 11.29          (2.70)%           3.01%           3.01%              3.51%           (30.91)%          192%       $26,266
       $ 16.34          (2.31)%           2.82%           2.82%              2.94%           (12.31)%          286%       $37,654
       $ 21.00          (1.86)%           2.89%           3.04%              3.07%            35.10%           318%       $24,604
       $ 15.60          (2.03)%           2.89%           4.10%              4.20%            59.60%           376%       $ 8,388
       $  9.93          (0.58)%(6)        3.36%(6)        3.36%(6)           3.43%(6)         33.11%           102%       $ 7,712
       $  7.46          (1.89)%           3.58%           3.58%              3.88%           (33.69)%(5)       302%       $ 6,444
       $ 11.25          (2.70)%           3.01%           3.01%              3.51%           (30.90)%          192%       $17,467
       $ 16.28          (2.31)%           2.82%           2.82%              2.94%           (12.31)%          286%       $27,188
       $ 20.93          (1.86)%           2.89%           3.04%              3.07%            35.13%           318%       $18,171
       $ 15.56          (2.06)%           2.89%           4.10%              4.20%            59.53%           376%       $ 2,764
       $ 10.66           0.42%(6)         2.36%(6)        2.36%(6)           2.43%(6)         33.75%           102%       $10,436
       $  7.97          (0.89)%           2.58%           2.58%              2.88%           (32.97)%(5)       302%       $ 8,561
       $ 11.89          (1.70)%           2.01%           2.01%              2.51%           (30.18)%          192%       $13,222
       $ 17.03          (1.31)%           1.82%           1.82%              1.94%           (11.48)%          286%       $19,603
       $ 21.58          (0.86)%           1.89%           2.04%              2.08%            36.55%           318%       $25,472
       $ 15.93          (1.04)%           1.89%           3.10%              3.20%            61.29%           376%       $18,182


7. FINANCIAL HIGHLIGHTS (CONTINUED) -- TWENTY-FIVE FUND
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                      Net Realized
                                         Beginning                         and         Dividends   Distributions
                                         Net Asset        Net          Unrealized      from Net      from Net
                                         Value Per     Investment    Gain (Loss) on   Investment     Realized
                                           Share     Income (Loss)     Investments      Income         Gains
----------------------------------------------------------------------------------------------------------------
TWENTY-FIVE FUND
Class A
 Six months ended 6/30/03 (unaudited)    $  6.62         (0.08)             1.41            --            --
 Year ended 12/31/02                     $ 10.01         (0.16)           (3.23)            --            --
 Year ended 12/31/01                     $ 17.05         (0.19)           (3.81)            --         (3.04)
 Year ended 12/31/00                     $ 22.74         (0.45)           (3.91)            --         (1.33)
 Year ended 12/31/99                     $ 16.06         (0.17)             6.85            --            --
 Year ended 12/31/98                     $ 10.00         (0.15)             7.63         (0.07)        (1.35)
Class B
 Six months ended 6/30/03 (unaudited)    $  6.28         (0.10)             1.33            --            --
 Year ended 12/31/02                     $  9.56         (0.21)           (3.07)            --            --
 Year ended 12/31/01                     $ 16.59         (0.29)           (3.70)            --         (3.04)
 Year ended 12/31/00                     $ 22.34         (0.61)           (3.81)            --         (1.33)
 Year ended 12/31/99                     $ 15.89         (0.32)             6.77            --            --
 Year ended 12/31/98                     $ 10.00         (0.27)             7.57         (0.06)        (1.35)
Class C
 Six months ended 6/30/03 (unaudited)    $  6.33         (0.10)             1.33            --            --
 Year ended 12/31/02                     $  9.63         (0.21)           (3.09)            --            --
 Year ended 12/31/01                     $ 16.69         (0.29)           (3.73)            --         (3.04)
 Year ended 12/31/00                     $ 22.48         (0.61)           (3.85)            --         (1.33)
 Year ended 12/31/99                     $ 15.96         (0.32)             6.84            --            --
 Year ended 12/31/98                     $ 10.00         (0.25)             7.58         (0.02)        (1.35)
Class I
 Six months ended 6/30/03 (unaudited)    $  6.73         (0.07)             1.42            --            --
 Year ended 12/31/02                     $ 10.14         (0.14)           (3.27)            --            --
 Year ended 12/31/01                     $ 17.17         (0.15)           (3.84)            --         (3.04)
 Year ended 12/31/00                     $ 22.82         (0.40)           (3.92)            --         (1.33)
 Year ended 12/31/99                     $ 16.07         (0.12)             6.87            --            --
 Year ended 12/31/98                     $ 10.00         (0.10)             7.61         (0.09)        (1.35)


(1)  Excluding interest expense, net of reimbursement.

(2)  Excluding interest expense, before reimbursement.

(3)  Including interest expense, before reimbursement.

(4) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.

(5) During the year ended December 31, 2002, the Adviser reimbursed a fixed dollar amount to the Twenty-Five Fund to address investment trade allocations. The reimbursement was funded by waiving receipt of a fixed dollar amount of investment advisory fees otherwise due to the Adviser under the investment advisory agreement. Had the Twenty-Five Fund not received this reimbursement, total return figures would have been lower by 1.28% for the Twenty-Five Fund.

(6)  Adjusted to an annual basis.

                                                                   June 30, 2003

                                       Ratio to Average Net Assets
                 ------------------------------------------------------------------------
        Ending
      Net Asset          Net                                            Gross Expenses                    Portfolio   Net Assets at
      Value Per      Investment           Net            Gross            Including         Total          Turnover   End of Period
        Share       Income (Loss)     Expenses(1)     Expenses(2)   Interest Expense(3)   Return(4)        Rate     (000s Omitted)
------------------------------------------------------------------------------------------------------------------------------------
      $  7.95           (2.29)%(6)        3.55%(6)        3.55%(6)         3.55%(6)          20.09%           68%        $ 2,755
      $  6.62           (2.07)%           3.51%           3.51%            3.54%            (33.87)%(5)      178%        $ 2,611
      $ 10.01           (1.33)%           2.61%           2.61%            2.66%            (22.85)%         121%        $ 6,525
      $ 17.05           (2.04)%           2.15%           2.15%            2.43%            (19.29)%         115%        $15,353
      $ 22.74           (0.94)%           2.25%           2.63%             N/A              41.59%          213%        $18,020
      $ 16.06           (1.06)%           2.25%           9.37%             N/A              75.21%          294%        $ 3,181
      $  7.51           (3.04)%(6)        4.30%(6)        4.30%(6)         4.30%(6)          19.59%           68%        $ 4,853
      $  6.28           (2.82)%           4.26%           4.26%            4.29%            (34.31)%(5)      178%        $ 4,578
      $  9.56           (2.08)%           3.36%           3.36%            3.41%            (23.43)%         121%        $10,152
      $ 16.59           (2.79)%           2.90%           2.90%            3.18%            (19.91)%         115%        $16,690
      $ 22.34           (1.69)%           3.00%           3.38%             N/A              40.59%          213%        $17,734
      $ 15.89           (1.78)%           3.00%          10.12%             N/A              73.37%          294%        $ 2,321
      $  7.56           (3.04)%(6)        4.30%(6)        4.30%(6)         4.30%(6)          19.43%           68%        $ 2,441
      $  6.33           (2.82)%           4.26%           4.26%            4.29%            (34.27)%(5)      178%        $ 2,308
      $  9.63           (2.08)%           3.36%           3.36%            3.41%            (23.48)%         121%        $ 5,380
      $ 16.69           (2.79)%           2.90%           2.90%            3.18%            (19.96)%         115%        $11,088
      $ 22.48           (1.69)%           3.00%           3.38%             N/A              40.85%          213%        $14,093
      $ 15.96           (1.81)%           3.00%          10.12%             N/A              73.69%          294%        $   667
      $  8.08           (2.04)%(6)        3.30%(6)        3.30%(6)         3.30%(6)          20.06%           68%        $ 3,225
      $  6.73           (1.82)%           3.26%           3.26%            3.29%            (33.63)%(5)      178%        $ 2,914
      $ 10.14           (1.08)%           2.36%           2.36%            2.41%            (22.64)%         121%        $ 4,663
      $ 17.17           (1.79)%           1.90%           1.90%            2.18%            (19.05)%         115%        $ 7,300
      $ 22.82           (0.69)%           2.00%           2.38%             N/A              42.00%          213%        $10,001
      $ 16.07           (0.74)%           2.00%           9.12%             N/A              75.43%          294%        $ 2,926



NOTES TO FINANCIAL STATEMENTS (concluded)


7. FINANCIAL HIGHLIGHTS (CONCLUDED) -- MID-CAP GROWTH FUND AND SCIENCE & TECHNOLOGY FUND
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:


                                                                      Net Realized
                                         Beginning                         and         Dividends   Distributions
                                         Net Asset        Net          Unrealized      from Net      from Net
                                         Value Per     Investment    Gain (Loss) on   Investment     Realized
                                           Share     Income (Loss)     Investments      Income         Gains
----------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUND
Class A
 Six months ended 6/30/03 (unaudited)    $  5.87         (0.14)            1.64              --           --
 Year ended 12/31/02                     $  8.26         (0.24)           (2.15)             --           --
 Year ended 12/31/01                     $ 10.65         (0.21)           (2.06)             --        (0.12)
 Period from 06/30/00 * to 12/31/00      $ 10.00          0.01             0.95              --        (0.31)
Class B
 Six months ended 6/30/03 (unaudited)    $  5.76         (0.16)            1.60              --           --
 Year ended 12/31/02                     $  8.16         (0.29)           (2.11)             --           --
 Year ended 12/31/01                     $ 10.61         (0.27)           (2.06)             --        (0.12)
 Period from 06/30/00 * to 12/31/00      $ 10.00         (0.03)            0.95              --        (0.31)
Class C
 Six months ended 6/30/03 (unaudited)    $  5.76         (0.16)            1.60              --           --
 Year ended 12/31/02                     $  8.16         (0.29)           (2.11)             --           --
 Year ended 12/31/01                     $ 10.60         (0.27)           (2.05)             --        (0.12)
 Period from 06/30/00 * to 12/31/00      $ 10.00         (0.03)            0.94              --        (0.31)
Class I
 Six months ended 6/30/03 (unaudited)    $  5.91         (0.13)            1.65              --           --
 Year ended 12/31/02                     $  8.30         (0.23)           (2.16)             --           --
 Year ended 12/31/01                     $ 10.66         (0.19)           (2.05)             --        (0.12)
 Period from 06/30/00 * to 12/31/00      $ 10.00          0.02             0.95              --        (0.31)
SCIENCE & TECHNOLOGY FUND
Class A
 Six months ended 6/30/03 (unaudited)    $  4.75         (0.25)            1.16              --           --
 Year ended 12/31/02                     $  8.14         (0.43)           (2.96)             --           --
 Year ended 12/31/01                     $  9.16         (0.34)           (0.68)             --           --
 Period from 06/30/00 * to 12/31/00      $ 10.00         (0.05)           (0.79)             --           --
Class B
 Six months ended 6/30/03 (unaudited)    $  4.67         (0.26)            1.13              --           --
 Year ended 12/31/02                     $  8.06         (0.46)           (2.93)             --           --
 Year ended 12/31/01                     $  9.14         (0.39)           (0.69)             --           --
 Period from 06/30/00 * to 12/31/00      $ 10.00         (0.09)           (0.77)             --           --
Class C
 Six months ended 6/30/03 (unaudited)    $  4.67         (0.26)            1.13              --           --
 Year ended 12/31/02                     $  8.06         (0.46)           (2.93)             --           --
 Year ended 12/31/01                     $  9.14         (0.39)           (0.69)             --           --
 Period from 06/30/00 * to 12/31/00      $ 10.00         (0.09)           (0.77)             --           --
Class I
 Six months ended 6/30/03 (unaudited)    $  4.78         (0.24)            1.16              --           --
 Year ended 12/31/02                     $  8.17         (0.40)           (2.99)             --           --
 Year ended 12/31/01                     $  9.18         (0.31)           (0.70)             --           --
 Period from 06/30/00 * to 12/31/00      $ 10.00         (0.04)           (0.78)             --           --

*    Commencement of operations.

(1)  Excluding interest expense, net of reimbursement.

(2)  Excluding interest expense, before reimbursement.

(3)  Including interest expense, before reimbursement.

(4) Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.

(5)  Adjusted to an annual basis.

                                                                   June 30, 2003

                                       Ratio to Average Net Assets
                 ------------------------------------------------------------------------
        Ending
      Net Asset          Net                                            Gross Expenses               Portfolio   Net Assets at
      Value Per      Investment           Net            Gross            Including       Total       Turnover   End of Period
        Share       Income (Loss)     Expenses(1)     Expenses(2)   Interest Expense(3) Return(4)       Rate     (000s Omitted)
-------------------------------------------------------------------------------------------------------------------------------
      $  7.37           (4.39)%(5)        4.83%(5)        4.83%(5)         N/A            25.55%         87%        $ 3,888
      $  5.87           (3.47)%           4.13%           4.13%            N/A           (28.93)%       276%        $ 3,412
      $  8.26           (2.45)%           3.20%           3.20%           3.23%          (21.27)%       213%        $ 6,405
      $ 10.65            0.18%(5)         2.31%(5)        3.35%(5)         N/A             9.67%        164%        $19,581
      $  7.20           (5.14)%(5)        5.58%(5)        5.58%(5)         N/A            25.00%         87%        $ 2,758
      $  5.76           (4.22)%           4.88%           4.88%            N/A           (29.41)%       276%        $ 2,500
      $  8.16           (3.20)%           3.95%           3.95%           3.98%          (21.92)%       213%        $ 3,998
      $ 10.61           (0.57)%(5)        3.06%(5)        4.10%(5)         N/A             9.27%        164%        $ 5,054
      $  7.20           (5.14)%(5)        5.58%(5)        5.58%(5)         N/A            25.00%         87%        $   577
      $  5.76           (4.22)%           4.88%           4.88%            N/A           (29.41)%       276%        $   539
      $  8.16           (3.20)%           3.95%           3.95%           3.98%          (21.84)%       213%        $ 1,397
      $ 10.60           (0.57)%(5)        3.06%(5)        4.10%(5)         N/A             9.17%        164%        $ 3,540
      $  7.43           (4.14)%(5)        4.58%(5)        4.58%(5)         N/A            25.72%         87%        $   178
      $  5.91           (3.22)%           3.88%           3.88%            N/A           (28.80)%       276%        $   139
      $  8.30           (2.20)%           2.95%           2.95%           2.98%          (20.97)%       213%        $   208
      $ 10.66            0.43%(5)         2.06%(5)        3.10%(5)         N/A             9.77%        164%        $   594

      $  5.66           (9.49)%(5)        9.95%(5)        9.95%(5)       10.03%(5)        19.16%        101%        $   932
      $  4.75           (6.95)%           7.48%           7.48%           7.66%          (41.65)%       261%        $   830
      $  8.14           (4.35)%           4.85%           4.85%           5.00%          (11.14)%       254%        $ 2,338
      $  9.16           (0.90)%(5)        2.71%(5)        4.48%(5)         N/A            (8.40)%       162%        $ 6,913
      $  5.54          (10.24)%(5)       10.70%(5)       10.70%(5)       10.78%(5)        18.63%        101%        $   269
      $  4.67           (7.70)%           8.23%           8.23%           8.41%          (42.06)%       261%        $   330
      $  8.06           (5.10)%           5.60%           5.60%           5.75%          (11.82)%       254%        $   775
      $  9.14           (1.65)%(5)        3.46%(5)        5.23%(5)         N/A            (8.60)%       162%        $   883
      $  5.54          (10.24)%(5)       10.70%(5)       10.70%(5)       10.78%(5)        18.63%        101%        $   500
      $  4.67           (7.70)%           8.23%           8.23%           8.41%          (42.06)%       261%        $   506
      $  8.06           (5.10)%           5.60%           5.60%           5.75%          (11.82)%       254%        $ 1,740
      $  9.14           (1.65)%(5)        3.46%(5)        5.23%(5)         N/A            (8.60)%       162%        $ 3,548
      $  5.70           (9.24)%(5)        9.70%(5)        9.70%(5)        9.78%(5)        19.25%        101%        $   605
      $  4.78           (6.70)%           7.23%           7.23%           7.41%          (41.49)%       261%        $   507
      $  8.17           (4.10)%           4.60%           4.60%           4.75%          (11.00)%       254%        $   945
      $  9.18           (0.65)%(5)        2.46%(5)        4.23%(5)         N/A            (8.20)%       162%        $ 1,272

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                              INVESTMENT ADVISER
                            Jundt Associates, Inc.
                              301 Carlson Parkway
                                   Suite 120
                             Minnetonka, MN 55305

                                  DISTRIBUTOR
                         U.S. Growth Investments, Inc.
                              301 Carlson Parkway
                                   Suite 120
                             Minnetonka, MN 55305

                                 ADMINISTRATOR
                        U.S. Bancorp Fund Services, LLC
                      615 East Michigan Street, 3rd Floor
                        Milwaukee, Wisconsin 53202-5207

                                TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                      615 East Michigan Street, 3rd Floor
                        Milwaukee, Wisconsin 53202-5207

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               625 Walnut Street
                             Cincinnati, OH 45202

                             INDEPENDENT AUDITORS
                                   KPMG LLP
                            4200 Wells Fargo Center
                            90 South Seventh Street
                             Minneapolis, MN 55402

                                 LEGAL COUNSEL
                              Faegre & Benson LLP
                            2200 Wells Fargo Center
                            90 South Seventh Street
                             Minneapolis, MN 55402


FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEES, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT 1-800-370-0612 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

CERTAIN PERFORMANCE INFORMATION CONTAINED HEREIN RELATING TO JUNDT GROWTH FUND, JUNDT U.S. EMERGING GROWTH FUND, JUNDT OPPORTUNITY FUND, JUNDT TWENTY-FIVE FUND, JUNDT MID-CAP GROWTH FUND AND JUNDT SCIENCE & TECHNOLOGY FUND REFLECTS THE REIMBURSEMENT AND/OR WAIVER BY JUNDT ASSOCIATES, INC., EACH FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUNDS' CURRENT PROSPECTUS.

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE FUNDS' OFFICERS AND DIRECTORS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-370-0612.

ITEM 2.  CODE OF ETHICS.
         Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
         Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
         Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
         Not applicable.


ITEM 6.  [RESERVED].


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
         Not applicable.


ITEM 8.  [RESERVED].


ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The Registrant's President and Treasurer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-CSR was recorded, processed, summarized, and reported timely.

         (b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

         (a)      Not applicable.

         (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

         (c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                        JUNDT FUNDS, INC.



                                        By /s/ James R. Jundt
                                           -------------------------------------
                                           James R. Jundt, Chairman of the Board

                                        Date 9-4-2003
                                             -----------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                        By /s/ Marcus E. Jundt
                                           -------------------------------------
                                           Marcus E. Jundt, President

                                        Date 9-4-2003
                                             -----------------------------------



                                        By /s/ Gerald M. Fitterer
                                           -------------------------------------
                                           Gerald M. Fitterer, Treasurer

                                        Date 9-4-2003
                                             -----------------------------------